Federated Investors
World-Class Investment Manager

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--42.8%
		LARGE-CAP STOCKS--25.6%
		Consumer Discretionary--3.1%
19,400	[1]	AOL Time Warner, Inc.	$362,780
4,600	[1]	Clear Channel Communications, Inc.	244,858
6,500	[1]	Comcast Corp., Class A	183,040
4,600		Costco Wholesale Corp.	180,642
10,156		Ford Motor Co.	179,253
11,550		Home Depot, Inc.	481,520
6,500		Knight-Ridder, Inc.	427,895
7,600		Target Corp.	315,020
7,077	[1]	Viacom, Inc., Class B	346,490
20,600		Wal-Mart Stores, Inc.	1,114,460
18,700		Walt Disney Co.	428,417

		TOTAL	4,264,375

		Consumer Staples--2.9%
10,900		Coca-Cola Co.	605,604
33,500		Dial Corp.	676,700
5,100		Gillette Co.	181,407
5,600		Kimberly-Clark Corp.	363,552
6,900		PepsiCo, Inc.	358,662
11,400		Philip Morris Cos., Inc.	652,650
5,200		Procter & Gamble Co.	465,660
5,300		Unilever NV, ADR	347,256
10,100		Walgreen Co.	386,426

		TOTAL	4,037,917

		Energy--2.4%
8,900		Ashland, Inc.	338,111
10,428		ChevronTexaco Corp.	909,843
4,597		Conoco, Inc.	123,567
26,680		Exxon Mobil Corp.	1,065,332
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Energy--continued
11,600		Royal Dutch Petroleum Co., ADR	$638,000
4,900		Schlumberger Ltd.	253,036

		TOTAL	3,327,889

		Financials--4.8%
7,204		Allstate Corp.	277,210
8,600		American Express Co.	365,586
11,329		American International Group, Inc.	758,703
9,934		Bank of America Corp.	753,097
6,000		Bank of New York Co., Inc.	217,800
22,166		Citigroup, Inc.	957,128
4,900		Fannie Mae	392,049
6,400		Fleet Boston Financial Corp.	225,536
3,200		Loews Corp.	182,720
7,300		Mellon Financial Corp.	270,830
6,800		Merrill Lynch & Co., Inc.	276,828
6,700		Morgan Stanley Dean Witter & Co.	304,582
6,600		Post Properties, Inc.	204,600
6,500		Schwab (Charles) Corp.	78,585
13,200		U.S. Bancorp	312,180
10,100		Wachovia Corp.	387,537
7,314		Washington Mutual, Inc.	284,295
7,200		Wells Fargo & Co.	377,280

		TOTAL	6,626,546

		Healthcare--4.1%
8,800		Abbott Laboratories	418,000
5,200	[1]	Amgen, Inc.	247,676
6,800		Baxter International, Inc.	365,160
9,400		Bristol-Myers Squibb Co.	292,528
3,700		Cardinal Health, Inc.	245,902
3,800	[1]	Forest Laboratories, Inc.	280,554
12,000		Johnson & Johnson	736,200
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
5,000		Lilly (Eli) & Co.	$323,500
6,500	[2]	Medtronic, Inc.	299,975
10,000		Merck & Co., Inc.	571,000
26,675		Pfizer, Inc.	922,955
10,669		Pharmacia Corp.	460,794
8,000		Schering Plough Corp.	211,600
3,700		UnitedHealth Group, Inc.	335,960
990	[1]	Zimmer Holdings, Inc.	34,630

		TOTAL	5,746,434

		Industrials--2.4%
5,300		Automatic Data Processing, Inc.	275,176
5,300		Boeing Co.	226,045
2,800		Eaton Corp.	226,296
6,600		First Data Corp.	522,720
37,900		General Electric Co.	1,180,206
4,800		Honeywell International, Inc.	188,160
7,100	[1]	US Airways Group, Inc.	21,655
7,800		Union Pacific Corp.	477,672
2,900		United Technologies Corp.	199,723

		TOTAL	3,317,653

		Information Technology--4.0%
10,800	[1]	Applied Materials, Inc.	239,544
3,300	[1]	Axcelis Technologies, Inc.	40,557
31,200	[1]	Cisco Systems, Inc.	492,336
5,700		Computer Associates International, Inc.	98,952
6,400		Corning, Inc.	30,720
12,900	[1]	Dell Computer Corp.	346,365
10,500	[1]	EMC Corp.	76,125
4,100		Electronic Data Systems Corp.	216,562
16,232		Hewlett-Packard Co.	309,869
29,000		Intel Corp.	800,980
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
8,600		International Business Machines Corp.	$691,870
18,870		Lucent Technologies, Inc.	87,746
21,500	[1]	Microsoft Corp.	1,094,565
12,400		Motorola, Inc.	198,276
15,100		Nortel Networks Corp.	33,371
26,200	[1]	Oracle Corp.	207,504
4,800	[1]	Qualcomm, Inc.	151,872
16,600	[1]	Sun Microsystems, Inc.	114,374
9,000		Texas Instruments, Inc.	258,030
4,300	[1]	Veritas Software Corp.	97,481
3,500	[1]	Yahoo, Inc.	56,070

		TOTAL	5,643,169

		Materials--0.7%
8,301		Du Pont (E.I.) de Nemours & Co.	381,846
4,200		PPG Industries, Inc.	240,156
4,900		Weyerhaeuser Co.	320,950

		TOTAL	942,952

		Telecommunication Services--1.1%
18,365		AT&T Corp.	219,829
5,931	[1]	AT&T Wireless Services, Inc.	48,100
4,400		Alltel Corp.	226,556
10,900		BellSouth Corp.	362,752
6,700	[1]	NEXTEL Communications, Inc., Class A	32,562
7,496		Qwest Communications International, Inc.	38,679
7,200	[1]	Sprint Corp. (PCS Group)	75,168
12,324		Verizon Communications Inc.	529,932
504		WorldCom, Inc. - MCI Group	1,421

		TOTAL	1,534,999

		Utilities--0.1%
6,900		Reliant Energy, Inc.	117,369

		TOTAL LARGE-CAP STOCKS	35,559,303

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--8.3%
		Australia--0.1%
4,161		BHP Billiton Ltd.	$25,429
1,600		News Corp. Ltd.	11,408
1,000		News Corp. Ltd., ADR	29,180

		TOTAL	66,017

		Canada--0.1%
900		Alcan Inc.	34,688
600		Barrick Gold Corp.	13,089
2,550		Hudson's Bay Co.	24,208
1,160	[1]	Inco Ltd.	26,391
900		Sun Life Financial Services of Canada	20,800
667		Talisman Energy, Inc.	29,664

		TOTAL	148,840

		Denmark--0.0%
560		Novo Nordisk, Class B	17,877
850		TDC AS	22,220

		TOTAL	40,097

		Finland--0.1%
2,130		Nokia Oyj	30,438
850		UPM - Kymmene Oyj	33,185

		TOTAL	63,623

		France--1.2%
2,000		Alstom	25,199
3,200	[1]	Arcelor	45,460
710		Aventis SA	49,404
1,225		Bouygues SA	36,224
560		Casino Guichard Perrachon	46,106
165		Compagnie de Saint Gobain	29,281
59,900		iShares MSCI France Index Fund	1,114,140
280		Pernod Ricard	25,145
1,800		Publicis Groupe	54,572
515		Societe Generale	34,993
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		France--continued
603		TotalFinaElf SA, Class B	$93,998
670		Valeo SA	29,787
445		Vivendi Universal SA	13,965

		TOTAL	1,598,274

		Germany, Federal Republic of--0.8%
228		Allianz AG Holding	51,279
2,300		Deutsche Lufthansa AG	31,579
775		E.On AG	40,376
316		Henkel KGAA, Pfd.	22,519
59,500		iShares MSCI Germany Index Fund	873,460
900		Metro AG	29,169
600	[1]	SGL Carbon AG	13,315
606		Schering AG	36,496
1,990		ThyssenKrupp AG	32,266
340		Volkswagen AG	17,942

		TOTAL	1,148,401

		Hong Kong--0.0%
16,000		Citic Pacific Ltd.	36,206
2,000		Television Broadcasts Ltd.	9,436
6,000		Wharf Holdings Ltd.	14,154

		TOTAL	59,796

		Ireland--0.0%
300		DePfa Bank PLC	22,290
10,700		Independent News & Media PLC	21,687

		TOTAL	43,977

		Italy--0.4%
10,600		Arnoldo Mondadori Editore	70,491
4,500		Autostrade SPA	36,566
26,500		iShares MSCI Italy Index Fund	438,840
3,600		Telecom Italia SPA	28,917

		TOTAL	574,814

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--1.8%
2,000		Ajinomoto Co., Inc.	$22,477
700		Capcom Co. Ltd.	19,118
3,000		Fuji Heavy Industries Ltd.	14,453
223,900		iShares MSCI Japan Index Fund	2,006,144
11		Japan Telecom Co. Ltd.	36,068
4,000		Komatsu Ltd.	14,340
1,000	[1]	Leopalace21 Corp.	6,896
2,000		Marui Co.	27,505
3,000		NGK Insulators	24,749
8,700		Nikko Cordial Corp.	52,288
2,000		Nippon Meat Packers	23,202
2,700		Nomura Securities Co. Ltd.	43,505
1,500	[1]	Sega Corp.	37,462
1,000		Seven-Eleven Japan	43,505
500		TDK Corp.	28,399
400		Tokyo Electron Ltd	27,005
1,700		Toyota Motor Corp.	46,429
1,000		Yamato Transport Co	19,738

		TOTAL	2,493,283

		Korea, Republic of--0.0%
2,949		Coreana Cosmetics Co. Ltd.	9,326
1,200		Korea Electric Power Corp.	24,903
97		Samsung Electronics Co.	27,319

		TOTAL	61,548

		Netherlands--0.7%
2,285	[1]	ASM Lithography Holding NV	43,666
1,425		ING Groep NV	37,679
34,900		iShares MSCI Netherlands Index Fund	623,314
3,550		KPN NV	15,584
1,344		Koninklijke (Royal) Philips Electronics NV	41,852
510		Royal Dutch Petroleum Co.	28,533
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Netherlands--continued
795		Unilever NV	$52,200
1,050		United Services Group NV	22,458
6,300		Vendex KBB NV	86,027
2,400		Wolters Kluwer NV	49,719

		TOTAL	1,001,032

		Portugal--0.1%
29,781		Banco Comercial Portugues SA	101,526
3,900	[1]	Telecel - Comunicacoes Pessoais SA	25,352

		TOTAL	126,878

		Russia--0.1%
1,300	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	29,109
395		Lukoil Oil Co., ADR	27,955
580		RAO Unified Energy System, ADR	7,929
320	[1]	Vimpel-Communications	9,181
75		YUKOS Oil Co., ADR	11,598

		TOTAL	85,772

		Singapore--0.1%
5,000		City Developments Ltd.	16,505
50,000		Delgro Corporation Ltd.	62,664
4,000		Singapore Airlines Ltd.	28,423

		TOTAL	107,592

		Spain--0.1%
550		Grupo Empresarial Ence SA	8,810
2,615		Telefonica SA	27,673
1,600		Union Electrica Fenosa SA	28,737

		TOTAL	65,220

		Sweden--0.0%
29,000		Rotternos AB	30,949

		Switzerland--0.7%
1,000		Credit Suisse Group	36,871
58,600		iShares MSCI Switzerland Index Fund	822,744
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Switzerland--continued
1,450		Novartis AG	$62,196
1,150		STMicroelectronics N.V. (NY Reg Shs)	30,935
1,078		UBS AG	56,305

		TOTAL	1,009,051

		Taiwan, Province of China--0.0%
28,000	[1]	Advanced Semiconductor Engineering, Inc.	22,812
5,000		Asustek Computer, Inc.	16,618

		TOTAL	39,430

		United Kingdom--2.0%
4,091		Amvescap PLC	40,835
9,090		BAE Systems PLC	51,049
1,600		British American Tobacco PLC	19,165
7,600		Carlton Communications PLC	28,065
1,924		Diageo PLC	24,199
900		GlaxoSmithKline PLC	18,480
2,000		HSBC Holdings PLC	24,295
3,400		Hanson PLC	25,758
153,400		iShares MSCI United Kingdom Index Fund	2,218,164
700		Imperial Tobacco Group PLC	11,875
5,190		Kingfisher PLC	27,648
2,671		Marks & Spencer Group PLC	14,805
2,200		National Express Group PLC	20,335
1,959		Pearson PLC	24,253
7,800		Rank Group PLC	32,568
8,880		Rentokil Initial PLC	36,104
1,640		Royal Bank of Scotland PLC	47,730
3,350		Sainsbury (J) PLC	18,471
1,350		Six Continents PLC	15,064
22,200		Stagecoach Group PLC	22,808
32,075		Vodafone Group PLC	48,434

		TOTAL	2,770,105

		TOTAL FOREIGN EQUITY	11,534,699

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--8.9%[3]
$12,400,000		United States Treasury Bill, 7/5/2002	$12,385,616

		TOTAL STOCKS (IDENTIFIED COST $61,432,663)	59,479,618

		BONDS--56.7%
		TREASURY AND GOVERNMENT SECURITIES--16.3%
		Repurchase Agreement--1.2%[4]
1,699,000		Greenwich Capital Markets, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	1,699,000

		U.S. Treasury Agreements--15.1%
6,020,000		United States Treasury Bond, 6.125%, 11/15/2027	6,290,539
2,000,000		United States Treasury Note, 5.625%, 5/15/2008	2,108,000
456,000		United States Treasury Note, 6.000%, 8/15/2009	488,718
2,500,000		United States Treasury Note, 6.125%, 8/15/2007	2,695,400
1,250,000		United States Treasury Note, 6.500%, 10/15/2006	1,363,250
7,280,000		United States Treasury Note, 6.625%, 5/15/2007	8,008,437

		TOTAL	20,954,344

		TOTAL TREASURY AND GOVERNMENT SECURITIES	22,653,344

		HIGH YIELD SECURITIES--3.3%
689,743		High Yield Bond Portfolio	4,490,223

		MORTGAGE-BACKED SECURITIES--18.4%
2,516,075		Federated Mortgage Core Portfolio	25,563,329

		INVESTMENT GRADE CORPORATE BONDS--12.7%
		Air Transportation--0.2%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	255,725

		Automotive--0.3%
350,000		Hertz Corp., Note, 8.250%, 6/1/2005	371,007

		Banking--1.2%
400,000	[2]	Barclays Bank PLC, Bond, 8.550%, 9/29/2049	454,932
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	99,920
250,000		Crestar Financial Corp., Sub. Note, 8.750%, 11/15/2004	278,443
400,000	[2]	Swedbank, Sub. Note, 7.500%,11/29/2049	426,808
385,000		U.S. BANK N.A., 6.300%, 2/4/2014	393,990

		TOTAL	1,654,093

		Cable Television--0.4%
600,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	621,882

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Chemicals & Plastics--0.3%
$450,000	[2]	Bayer Corp., Deb., 6.500%, 10/1/2002	$456,340

		Ecological Services & Equipment--0.2%
275,000		Waste Management, Deb., 8.750%, 5/1/2018	298,914

		Education--0.3%
375,000		Boston University, MTN, 7.625%, 7/15/2097	379,312

		Finance - Automotive--0.1%
150,000		Ford Motor Credit Co., Unsecd. Note, 7.250%, 1/15/2003	152,899

		Financial Intermediaries--1.9%
950,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	995,419
350,000		Capital One Financial, Note, 7.125%, 8/1/2008	334,250
300,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	321,702
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	443,747
225,000		Salomon, Inc., Note, 7.200%, 2/1/2004	237,521
297,233	[2]	World Financial Properties, Pass Thru Cert., 6.910%, 9/1/2013	304,594

		TOTAL	2,637,233

		Food & Drug Retailers--0.7%
950,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	1,034,408

		Forest Products--0.5%
650,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	664,937

		Insurance--0.4%
250,000		AFC Capital Trust I, Company Guarantee, 8.207%, 2/3/2027	243,478
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	246,135

		TOTAL	489,613

		Leisure & Entertainment--0.5%
600,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	625,668
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022	129,660

		TOTAL	755,328

		Metals & Mining--0.6%
400,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	427,364
450,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	467,150

		TOTAL	894,514

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Printing & Publishing--0.9%
$340,000		News America Holdings, Company Guarantee, 8.000%, 10/17/2016	$357,949
440,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	474,377
450,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/1/2011	466,398

		TOTAL	1,298,724

		Real Estate--0.6%
800,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	810,048

		Retailers--1.1%
400,000		Target Corp., Note, 5.400%, 10/1/2008	402,012
975,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009	1,057,583

		TOTAL	1,459,595

		Sovereign Government--0.7%
400,000		Colombia, Government of, Note, 7.250%, 2/15/2003	410,000
460,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	522,325

		TOTAL	932,325

		Supranational--0.2%
250,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	260,420

		Telecommunications & Cellular--0.9%
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	419,379
840,000		Telecom de Puerto Rico, Company Guarantee, 6.650%, 5/15/2006	835,086

		TOTAL	1,254,465

		Utilities--0.7%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	227,050
750,000		National Rural Utilities, MTN, 5.750%, 12/1/2008	734,010

		TOTAL	961,060

		TOTAL INVESTMENT GRADE CORPORATE BONDS	17,642,842

		FOREIGN BONDS--6.0%
		Australian Dollar--0.1%
230,000		New South Wales, State of, 8.000%, 3/1/2008	140,461

		Austrian Schilling--0.1%
120,000		Austria, Government of, Bond, 5.500%, 1/15/2010	114,222

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		British Pound--0.5%
280,000		DaimlerChrysler N.A. Holdings, Company Guarantee, 7.500%, 12/7/2006	$423,034
180,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002	263,250

		TOTAL	686,284

		Canadian Dollar--0.2%
100,000		Canada, Government of, Deb., 6.500%, 6/1/2004	68,546
375,000		Ontario Hydro, 9.000%, 6/24/2002	246,334

		TOTAL	314,880

		Danish Krone--0.2%
2,200,000		Denmark, Kingdom of, Note, 4.000%, 11/15/2004	271,851

		Deutsche Mark--1.0%
280,000		Germany, Government of, 4.125%, 7/4/2008	251,138
435,000		Germany, Government of, 4.500%, 7/4/2009	394,223
330,000		Germany, Government of, 5.000%, 7/4/2011	305,908
475,000		Germany, Government of, 5.375%, 1/4/2010	452,567

		TOTAL	1,403,836

		Finland Markka--0.3%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	337,067

		Greek Drachma--0.5%
175,000		Greece, Government of, Bond, 6.5000%, 1/11/2014	176,156
469,552		Greece, Government of, Floating Rate Note, 5.240%, 9/30/2003	445,973
99,779		Greece, Government of, Floating Rate Note, 5.240%, 10/23/2003	93,017

		TOTAL	715,146

		Hungarian Forint--0.3%
110,520,000		Hungary, Government of, 7.750%, 4/12/2005	414,507

		Italian Lira--0.9%
880,000		Italy, Government of, Bond, 4.750%, 7/1/2005	825,276
375,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	386,193

		TOTAL	1,211,469

		Japanese Yen--0.7%
52,000,000		DSL Bank, Note, 2.600%, 7/10/2002	419,915
70,000,000		Ontario, Province of, Note (Series EMTN), 1.875%, 1/25/2010	598,625

		TOTAL	1,018,540

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Netherlands Guilder--0.0%
50,000		Netherlands, Government, 5.500%, 1/15/2028	$46,289

		Polish Zloty--0.6%
1,025,000		Poland, Government of, 8.500%, 5/12/2006	253,540
2,175,000		Poland, Government of, 10.000%, 6/12/2004	550,581

		TOTAL	804,121

		Portuguese Escudo--0.1%
170,000		Portugal, Government of, 6.625%, 2/23/2007	170,070

		Spanish Peseta--0.4%
540,910		Spain, Government of, 6.150%, 1/31/2013	535,820

		Swedish Krona--0.1%
1,680,000		Sweden, Government of, 5.000%, 1/15/2004	172,282

		TOTAL FOREIGN BONDS	8,356,845

		TOTAL BONDS (IDENTIFIED COST $78,161,623)	78,706,583

		TOTAL INVESTMENTS (IDENTIFIED COST $139,594,286)[5]	$138,186,201

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2002, these securities amounted to $1,942,649 which represents 1.4% of total net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $11,979,300 at May 31, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $139,594,286. Cost for federal tax purposes is $139,985,738. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $1,799,537 which is comprised of $10,284,620 appreciation and $12,084,159 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($138,871,918) at May 31, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $139,594,286)		$138,186,201
Cash		704
Cash denominated in foreign currency (identified cost $24,245)		24,921
Income receivable		749,712
Receivable for daily variation margin		600
Receivable for investments sold		41,113
Receivable for shares sold		3,144
Net receivable for foreign currency exchange contracts		2
Other assets		5,452

TOTAL ASSETS		139,011,849

Liabilities:
Payable for investments purchased	$32,783
Payable for shares redeemed	48,481
Accrued expenses	58,667

TOTAL LIABILITIES		139,931

Net assets for 13,849,489 shares outstanding		$138,871,918

Net Assets Consist of:
Paid in capital		$144,923,174
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(1,840,128)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(4,041,493)
Distributions in excess of net investment income		(169,635)

TOTAL NET ASSETS		$138,871,918

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$92,598,890 ÷ 9,231,359 shares outstanding		$10.03

Select Shares:
$46,273,028 ÷ 4,618,130 shares outstanding		$10.02

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,254)			$1,526,246
Interest (net of foreign taxes withheld of $1,561)			1,593,667

TOTAL INCOME			3,119,913

Expenses:
Investment adviser fee		$561,404
Administrative personnel and services fee		77,288
Custodian fees		32,262
Transfer and dividend disbursing agent fees and expenses		58,685
Directors'/Trustees' fees		1,647
Auditing fees		6,548
Legal fees		2,096
Portfolio accounting fees		33,460
Distribution services fee--Select Shares		181,827
Shareholder services fee--Institutional Shares		126,526
Shareholder services fee--Select Shares		60,609
Share registration costs		12,351
Printing and postage		17,441
Insurance premiums		748
Miscellaneous		1,347

TOTAL EXPENSES		1,174,239

Waivers:
Waiver of distribution services fee--Select Shares	$(60,609)
Waiver of shareholder services fee--Institutional Shares	(101,221)

TOTAL WAIVERS		(161,830)

Net expenses			1,012,409

Net investment income			2,107,504

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(1,751,385)
Net realized gain on futures contracts			345,860
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(1,784,139)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(3,189,664)

Change in net assets resulting from operations			$(1,082,160)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,107,504	$5,780,468
Net realized loss on investment, foreign currency transactions and futures contracts	(1,405,525)	(4,071,157)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(1,784,139)	(3,210,267)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,082,160)	(1,500,956)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,342,878)	(4,079,390)
Select Shares	(480,476)	(1,493,599)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(5,703,157)
Select Shares	--	(2,569,651)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,823,354)	(13,845,797)

Share Transactions:
Proceeds from sale of shares	11,845,229	47,753,874
Net asset value of shares issued to shareholders in payment of distributions declared	1,324,268	10,738,309
Cost of shares redeemed	(32,218,053)	(58,886,407)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,048,556)	(394,224)

Change in net assets	(21,954,070)	(15,740,977)

Net Assets:
Beginning of period	160,825,988	176,566,965

End of period (including undistributed net investment income of $22,763 for the year ended November 30, 2001)	$138,871,918	$160,825,988

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.22	$11.19	$11.82	$12.15	$11.98	$11.37
Income From Investment Operations:
Net investment income	0.16 [2]	0.35	0.48 [3]	0.45	0.44	0.49
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.22)[2]	(0.43)	(0.40)	0.14	0.81	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.06)	(0.08)	0.08	0.59	1.25	1.23

Less Distributions:
Distributions from net investment income	(0.13)	(0.37)	(0.45)	(0.45)	(0.46)	(0.50)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

TOTAL DISTRIBUTIONS	(0.13)	(0.89)	(0.71)	(0.92)	(1.08)	(0.62)

Net Asset Value, End of Period	$10.03	$10.22	$11.19	$11.82	$12.15	$11.98

Total Return[4]	(0.59)%	(0.75)%	0.60%	5.11%	11.19%	11.25%

Ratios to Average Net Assets:

Expenses	1.13%[5]	1.13%	1.06%	1.04%	1.08%	1.05%

Net investment income	3.04%[2,5]	3.62%	4.11%	3.78%	3.77%	4.27%

Expense waiver/reimbursement[6]	0.20%[5]	0.20%	0.20%	0.20%	0.20%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$92,599	$110,413	$121,563	$51,961	$178,521	$164,728

Portfolio turnover	3%	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 3.14% to 3.04%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.22	$11.17	$11.80	$12.14	$11.96	$11.36
Income From Investment Operations:
Net investment income	0.12 [2]	0.34	0.40 [3]	0.37	0.37	0.40
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.22)[2]	(0.48)	(0.40)	0.13	0.81	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.10)	(0.14)	--	0.50	1.18	1.14

Less Distributions:
Distributions from net investment income	(0.10)	(0.29)	(0.37)	(0.37)	(0.38)	(0.42)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	---	(0.52)	(0.26)	(0.47)	(0.62)	(0.12)

TOTAL DISTRIBUTIONS	(0.10)	(0.81)	(0.63)	(0.84)	(1.00)	(0.54)

Net Asset Value, End of Period	$10.02	$10.22	$11.17	$11.80	$12.14	$11.96

Total Return[4]	(0.99)%	(1.33)%	(0.11)%	4.29%	10.51%	10.41%

Ratios to Average Net Assets:

Expenses	1.83%[5]	1.83%	1.76%	1.74%	1.78%	1.75%

Net investment income	2.34%[2,5]	2.92%	3.42%	3.08%	3.07%	3.51%

Expense waiver/reimbursement[6]	0.25%[5]	0.25%	0.25%	0.25%	0.25%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$46,273	$50,413	$55,004	$64,972	$62,787	$47,499

Portfolio turnover	3%	20%	43%	94%	117%	130%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 2.44% to 2.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001			For the Six Months Ended 5/31/2002
	Cost of Investments	Accumulated Net Realized Loss	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$(476,028)	$(520)	$(476,548)	$(76,493)	$(84,576)	$161,069

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended ("the Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $2,464,553, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had realized gains of $345,860 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	36 Russell 2000 Index Futures	Long	$(173,700)

June 2002	12 S&P 500 Index Futures	Long	$(268,803)

TOTAL UNREALIZED DEPRECIATION			$(442,503)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2002, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:

6/3/2002	5,762 Euro Dollars	$5,425	$5,382	$(43)

Contracts Sold:

6/4/2002	728,450 Japanese Yen	$5,914	$5,869	$ 45

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 2

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	841,376	$8,491,267	3,039,732	$31,660,790
Shares issued to shareholders in payment of distributions declared	89,472	903,985	666,202	7,028,868
Shares redeemed	(2,499,387)	(25,259,984)	(3,770,801)	(39,446,136)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,568,539)	$(15,864,732)	(64,867)	$(756,478)

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	332,106	$3,353,962	1,515,020	$16,093,084
Shares issued to shareholders in payment of distributions declared	41,579	420,283	350,711	3,709,441
Shares redeemed	(689,895)	(6,958,069)	(1,854,184)	(19,440,271)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(316,210)	$(3,183,824)	11,547	$362,254

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,884,749)	$(19,048,556)	(53,320)	$(394,224)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$4,822,590

Sales	$17,597,192

Sales of long-term U.S. government securities for the six months ended May 31, 2002, were $2,971,449.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2002, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.2%	Household & Personal Products	0.0%
Automobiles & Components	0.1%	Insurance	0.1%
Banking	1.1%	Materials	0.2%
Capital Goods	0.1%	Media	0.2%
Commercial Services & Supplies	0.1%	Metals & Mining	0.3%
Communications Equipment	0.0%	Oil & Gas	0.5%
Consumer Durables & Apparel	0.0%	Pharmaceuticals & Biotechnology	0.1%
Diversified Financials	6.0%	Real Estate	0.0%
Energy	0.1%	Retailing	0.2%
Finance	0.3%	Software & Services	0.0%
Financial Intermediaries	0.7%	Sovereign Government	5.1%
Food & Drug Retailing	0.1%	State/Provincial Government	0.5%
Food, Beverage & Tobacco	0.1%	Technology Hardware & Equipment	0.2%
Food Products	0.3%	Telecommunication Services	0.2%
Forest Products	0.5%	Transportation	0.2%
Hotels, Restaurants & Leisure	0.0%	Utilities	0.2%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00516-01 (7/02)

Federated Investors
World-Class Investment Manager

Federated Managed Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--83.5%
		LARGE-CAP STOCKS--48.7%
		Consumer Discretionary--5.9%
30,000	[1]	AOL Time Warner, Inc.	$561,000
6,800	[1]	Clear Channel Communications, Inc.	361,964
14,100	[1]	Comcast Corp., Class A	397,056
8,000		Costco Wholesale Corp.	314,160
15,672		Ford Motor Co.	276,611
18,250		Home Depot, Inc.	760,843
10,200		Knight-Ridder, Inc.	671,466
12,100		Target Corp.	501,545
11,228	[1]	Viacom, Inc., Class B	549,723
29,900		Wal-Mart Stores, Inc.	1,617,590
25,000		Walt Disney Co.	572,750

		TOTAL	6,584,708

		Consumer Staples--5.6%
17,200		Coca-Cola Co.	955,632
38,800		Dial Corp.	783,760
8,100		Gillette Co.	288,117
8,400		Kimberly-Clark Corp.	545,328
10,900		PepsiCo, Inc.	566,582
18,700		Philip Morris Cos., Inc.	1,070,575
9,200		Procter & Gamble Co.	823,860
8,400		Unilever NV, ADR	550,368
15,800		Walgreen Co.	604,508

		TOTAL	6,188,730

		Energy--4.3%
13,400		Ashland, Inc.	509,066
12,400		ChevronTexaco Corp.	1,081,900
7,118		Conoco, Inc.	191,332
41,380		Exxon Mobil Corp.	1,652,303
17,000		Royal Dutch Petroleum Co., ADR	935,000
7,800		Schlumberger Ltd.	402,792

		TOTAL	4,772,393

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--9.0%
11,400		Allstate Corp.	$438,672
13,000		American Express Co.	552,630
17,939		American International Group, Inc.	1,201,375
13,894		Bank of America Corp.	1,053,304
9,400		Bank of New York Co., Inc.	341,220
33,333		Citigroup, Inc.	1,439,319
7,800		Fannie Mae	624,078
10,026		Fleet Boston Financial Corp.	353,316
5,100		Loews Corp.	291,210
10,600		Mellon Financial Corp.	393,260
9,300		Merrill Lynch & Co., Inc.	378,603
9,900		Morgan Stanley Dean Witter & Co.	450,054
10,300		Post Properties, Inc.	319,300
10,200		Schwab (Charles) Corp.	123,318
19,114		U.S. Bancorp	452,046
15,000		Wachovia Corp.	575,550
10,400		Washington Mutual, Inc.	404,248
11,400		Wells Fargo & Co.	597,360

		TOTAL	9,988,863

		Healthcare--8.1%
15,100		Abbott Laboratories	717,250
8,300	[1]	Amgen, Inc.	395,329
10,800		Baxter International, Inc.	579,960
13,900		Bristol-Myers Squibb Co.	432,568
7,600		Cardinal Health, Inc.	505,096
5,500	[1]	Forest Laboratories, Inc.	406,065
18,700		Johnson & Johnson	1,147,245
8,000		Lilly (Eli) & Co.	517,600
10,200	[2]	Medtronic, Inc.	470,730
15,100		Merck & Co., Inc.	862,210
39,275		Pfizer, Inc.	1,358,915
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
14,724		Pharmacia Corp.	$635,929
12,300		Schering Plough Corp.	325,335
5,900		UnitedHealth Group, Inc.	535,720
1,430	[1]	Zimmer Holdings, Inc.	50,021

		TOTAL	8,939,973

		Industrials--4.5%
7,900		Automatic Data Processing, Inc.	410,168
8,200		Boeing Co.	349,730
4,300		Eaton Corp.	347,526
8,900		First Data Corp.	704,880
59,862		General Electric Co.	1,864,103
7,700		Honeywell International, Inc.	301,840
11,200	[1]	US Airways Group, Inc.	34,160
10,400		Union Pacific Corp.	636,896
4,400		United Technologies Corp.	303,028

		TOTAL	4,952,331

		Information Technology--8.0%
17,200	[1]	Applied Materials, Inc.	381,496
5,213	[1]	Axcelis Technologies, Inc.	64,068
48,200	[1]	Cisco Systems, Inc.	760,596
9,100		Computer Associates International, Inc.	157,976
10,000	[1]	Corning, Inc.	48,000
20,500	[1]	Dell Computer Corp.	550,425
16,500	[1]	EMC Corp.	119,625
7,400		Electronic Data Systems Corp.	390,868
25,233		Hewlett-Packard Co.	481,698
45,000		Intel Corp.	1,242,900
12,200		International Business Machines Corp.	981,490
29,900	[1]	Lucent Technologies, Inc.	139,035
34,800	[1]	Microsoft Corp.	1,771,668
19,500		Motorola, Inc.	311,805
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
23,900	[1]	Nortel Networks Corp.	$52,819
40,300	[1]	Oracle Corp.	319,176
7,500	[1]	Qualcomm, Inc.	237,300
25,300	[1]	Sun Microsystems, Inc.	174,317
14,300		Texas Instruments, Inc.	409,981
5,900	[1]	Veritas Software Corp.	133,753
5,500	[1]	Yahoo, Inc.	88,110

		TOTAL	8,817,106

		Materials--1.3%
12,760		Du Pont (E.I.) de Nemours & Co.	586,960
6,700		PPG Industries, Inc.	383,106
6,800		Weyerhaeuser Co.	445,400

		TOTAL	1,415,466

		Telecommunication Services--1.9%
24,865		AT&T Corp.	297,634
9,407	[1]	AT&T Wireless Services, Inc.	76,291
6,200		Alltel Corp.	319,238
15,100		BellSouth Corp.	502,528
10,500	[1]	NEXTEL Communications, Inc., Class A	51,030
11,975		Qwest Communications International, Inc.	61,791
11,500	[1]	Sprint Corp. (PCS Group)	120,060
16,206		Verizon Communications, Inc.	696,858

		TOTAL	2,125,430

		Utilities--0.1%
9,500		Reliant Energy, Inc.	161,595

		TOTAL LARGE-CAP STOCKS	53,946,595

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--7.8%
		Consumer Discretionary--1.3%
666	[1]	99 Cents Only Stores	$20,426
1,650	[1]	Ann Taylor Stores Corp.	46,992
500	[1]	AutoZone, Inc.	40,925
1,700		Bandag Inc.	54,400
1,700		Borg-Warner Automotive, Inc.	109,480
500	[1]	CDW Computer Centers, Inc.	26,075
900	[1]	Chicos FAS, Inc.	34,443
600	[1]	Christopher & Banks Corp.	23,868
900		Circuit City Stores, Inc.	20,619
1,700	[1]	Dollar Tree Stores, Inc.	68,459
910		Dover Downs Gaming & Entertainment, Inc.	12,103
1,300		Dover Motorsports, Inc.	7,787
500	[1]	Electronics Boutique Holdings Corp.	14,845
750		Freds, Inc.	25,650
1,300	[1]	Genesco, Inc.	30,706
200		Grey Global Group, Inc.	158,000
1,000	[1]	Gtech Holdings Corp.	28,150
1,300		Harman International Industries, Inc.	71,890
700	[1]	Jones Apparel Group, Inc.	27,902
1,000		KB HOME	51,530
700		M/I Schottenstein Homes, Inc.	44,835
900	[1]	Macrovision Corp.	14,517
1,500		Marriott International, Inc., Class A	60,660
1,300	[1]	Midway Games, Inc.	13,195
200	[1]	NVR, Inc.	66,200
500		OshKosh B'Gosh, Inc., Class A	19,000
400	[1]	Panera Bread Co.	24,916
1,900	[1]	Payless ShoeSource, Inc.	106,229
900		Polaris Industries, Inc.	62,586
1,500	[1]	Pricesmart, Inc.	59,895
800	[1]	Timberland Co., Class A	31,024
700	[1]	Tweeter Home Entertainment Group, Inc.	11,788

		TOTAL	1,389,095

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Staples--0.2%
800		Coors (Adolph) Co., Class B	$53,392
500		Farmer Brothers Co.	171,000

		TOTAL	224,392

		Energy--0.4%
2,063	[1]	FMC Technologies, Inc.	46,314
800		Forest Oil Corp.	23,408
800	[1]	Hanover Compressor Co.	10,464
900		Helmerich & Payne, Inc.	34,380
1,200	[1]	Key Production Co.	21,744
2,400	[1]	Oceaneering International, Inc.	74,424
2,100	[1]	SEACOR SMIT, Inc.	102,270
2,000	[1]	Stone Energy Corp.	82,300
800		Sunoco, Inc.	28,448
1,200		Tidewater, Inc.	48,900

		TOTAL	472,652

		Financials--1.4%
700	[1]	Actrade Financial Technologies Ltd.	12,439
1,200	[1]	Affiliated Managers Group	83,280
612		Alleghany Corp.	113,740
900		Bank of Hawaii Corp.	26,055
1,400		Capital One Financial Corp.	87,416
2,800		Cathay Bancorp, Inc.	119,224
1,100		Downey Financial Corp.	59,939
1,300	[1]	Federal Agricultural Mortgage Association, Class C	40,300
1,100		First Citizens Bancshares, Inc., Class A	122,375
900		Greater Bay Bancorp	29,601
5,400	[1]	IndyMac Bancorp, Inc.	124,902
800		International Bancshares Corp.	37,160
500	[1]	Investment Technology Group, Inc.	18,200
800	[1]	Labranche & Co. Inc.	21,120
600	[1]	Markel Corp.	125,496
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Financials--continued
700	[1]	National Western Life Insurance Co., Class A	$77,525
1,500		Park National Corp.	141,765
1,900	[1]	Philadelphia Consolidated Holding Corp.	80,408
500		Seacoast Banking Corp. of Florida, Class A	25,680
1,000	[1]	Silicon Valley Bancshares	31,120
1,200		Suffolk Bancorp	37,920
1,600		Wilmington Trust Corp.	99,872
600		XL Capital Ltd.	53,112

		TOTAL	1,568,649

		Healthcare--1.1%
1,400		Aetna US Healthcare	66,990
1,500	[1]	AmeriPath, Inc.	44,250
1,200	[1]	Applera Corp. -- Celera Genomics Group	17,340
2,600	[1]	Apria Healthcare Group, Inc.	61,542
1,300		Bausch & Lomb, Inc.	49,101
700	[1]	Cerus Corp.	30,261
1,700	[1]	Charles River Laboratories International, Inc.	62,475
1,300	[1]	Conceptus, Inc.	24,102
1,700	[1]	Cryolife, Inc.	49,266
1,800		Galen Holdings PLC, ADR	54,126
800	[1]	Genentech, Inc.	28,400
1,900	[1]	Haemonetics Corp.	56,848
600	[1]	IDEC Pharmaceuticals Corp.	25,734
1,200	[1]	INAMED Corp.	38,940
500	[1]	Imclone Systems, Inc.	4,830
600	[1,2]	InterMune, Inc.	16,050
2,200	[1]	Laboratory Corporation of America Holdings	107,910
2,300	[1]	LifePoint Hospitals, Inc.	89,493
1,300	[1]	Medarex, Inc.	13,039
700	[1]	Medicis Pharmaceutical Corp., Class A	32,445
600	[1]	Myriad Genetics, Inc.	13,374
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Healthcare--continued
600	[1]	NPS Pharmaceuticals, Inc.	$11,550
500	[1]	Neurocrine Biosciences, Inc.	16,215
1,700	[1]	Orthofix International NV	59,466
900	[1]	Protein Design Laboratories, Inc.	10,233
500	[1]	Quest Diagnostics, Inc.	43,710
700	[1]	Sepracor, Inc.	8,197
800	[1]	Tenet Healthcare Corp.	59,600
700	[1]	Transkaryotic Therapies, Inc.	26,467
1,000		Varian Medical Systems, Inc.	46,900

		TOTAL	1,168,854

		Industrials--1.0%
500	[1]	Alliant Techsystems, Inc.	54,390
800		Arbitron, Inc.	29,240
1,700		CNF Transporation, Inc.	61,217
1,300	[1]	Checkfree Corp.	27,586
900	[1]	CoStar Group, Inc.	19,116
600	[1]	Concord EFS, Inc.	18,762
1,100	[1]	Continental Airlines, Inc., Class B	24,497
3,100	[1]	Corporate Executive Board Company	108,810
600	[1]	DRS Technologies, Inc.	23,520
1,500	[1]	Emcor Group Inc.	84,705
700	[1]	Genlyte Group, Inc.	29,568
500		ITT Educational Services, Inc.	24,700
750	[1]	Iron Mountain, Inc.	23,250
1,200		Jacobs Engineering Group, Inc.	46,068
700	[1]	Learning Tree International, Inc.	15,078
700	[1]	Lynch Interactive Corp.	24,850
700	[1]	Mercury Computer Systems, Inc.	19,159
700	[1]	Morgan Group Holding Co.	560
1,100		NACCO Industries, Inc., Class A	75,405
1,700	[1]	National Processing, Inc.	47,770
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Industrials--continued
400		SPX Corp.	$55,000
1,700		Sequa Corp., Class A	92,820
500	[1]	Simpson Manufacturing Co., Inc.	31,500
800		SkyWest, Inc.	18,640
500		Strayer Education, Inc.	29,695
2,300		Tennant Co.	91,425
800		URS Corp.	23,616
600		Woodward Governor Co.	36,192

		TOTAL	1,137,139

		Information Technology--1.5%
1,200	[1]	Acxiom Corp.	21,336
1,600	[1]	Affiliated Computer Services, Inc., Class A	89,024
800		Alpha Industries, Inc.	8,152
800	[1]	Amdocs Ltd.	14,880
1,200	[1]	Amphenol Corp., Class A	53,940
1,900		Analogic Corp.	82,194
900	[1]	Avant! Corp.	16,803
1,200	[1]	Avocent Corp.	27,120
1,200		Bel Fuse, Inc.	32,160
900	[1]	Black Box Corp.	45,594
1,268	[1]	Brooks-PRI Automation, Inc.	38,256
1,000	[1]	Cerner Corp.	54,400
1,100	[1]	Documentum, Inc.	14,300
700	[1]	Dupont Photomasks, Inc.	24,346
900	[1]	Embarcadero Technologies, Inc.	8,604
800	[1]	Emulex Corp.	24,088
1,000	[1]	F5 Networks, Inc.	11,810
500		Fair Isaac & Co., Inc.	29,300
1,100		Fisher Scientific International, Inc.	33,825
2,800		Franklin Electronics, Inc.	134,148
1,000	[1]	FreeMarkets, Inc.	15,450
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
399	[1]	Genesis Microchip, Inc.	$6,552
1,940	[1]	Intersil Corp., Class A	46,599
1,100		Keane, Inc.	15,972
600	[1]	Kronos, Inc.	24,636
1,200	[1]	Macromedia, Inc.	26,640
1,100	[1]	Manugistics Group, Inc.	8,701
700		Microsemi Corp.	10,171
800	[1]	Microtune, Inc.	8,056
400	[1]	NVIDIA Corp.	13,384
900	[1]	National Instruments Corp.	31,851
900	[1]	NetIQ Corp.	20,808
900	[1]	Network Associates, Inc.	17,415
800	[1]	Numerical Technologies, Inc.	6,320
16,800		Online Resources Corp.	54,600
600	[1]	Photon Dynamics, Inc.	24,228
800	[1]	Plantronics, Inc.	18,136
800	[1]	Polycom, Inc.	15,320
1,200	[1]	Powerwave Technologies, Inc.	12,732
800	[1]	Retek, Inc.	19,512
700		Roper Industries, Inc.	27,300
900	[1]	ScanSource, Inc.	59,463
800	[1]	Silicon Laboratories, Inc.	19,104
900	[1]	THQ, Inc.	28,800
700	[1]	Tollgrade Communications, Inc.	13,531
1,300	[1]	UTStarcom, Inc.	28,925
800	[1]	Veeco Instruments, Inc.	23,313
800	[1]	WebEx Communications, Inc.	11,160
1,100	[1]	Websense, Inc.	32,560
1,100	[1]	Zebra Technologies Co., Class A	63,404
7,800	[1]	Zoran Corp.	189,150

		TOTAL	1,658,073

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Materials--0.6%
800		AEP Industries, Inc.	$27,792
600		Ameron, Inc.	42,720
900		Arch Coal, Inc.	21,150
1,600		Ball Corp.	66,528
1,800		Commercial Metals Corp.	82,620
800	[1]	Cytec Industries, Inc.	24,792
1,200	[1]	FMC Corp.	42,600
1,500		Greif Brothers Corp., Class A	50,895
1,100		Lubrizol Corp.	38,511
1,200		Massey Energy Co.	15,720
1,100		OM Group, Inc.	72,160
800	[1]	Phelps Dodge Corp.	31,208
2,600		Rayonier, Inc.	136,552

		TOTAL	653,248

		Telecommunication Services--0.0%
600		Conestoga Enterprises, Inc.	19,800

		Utilities--0.3%
900		Alliant Energy Corp.	24,768
1,400		Black Hills Corp.	49,574
2,700		DQE, Inc.	47,736
800		Entergy Corp.	35,184
1,900		Kinder Morgan, Inc.	82,175
1,200		NUI Corp. Holding Co.	30,576
1,300		SJW Corp.	104,975

		TOTAL	374,988

		TOTAL SMALL-CAP STOCKS	8,666,890

		FOREIGN EQUITY--16.4%
		Australia--0.3%
16,868		BHP Billiton Ltd.	103,083
12,828		News Corp. Ltd.	91,460
5,400		News Corp. Ltd., ADR	157,572

		TOTAL	352,115

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Canada--0.6%
4,250		Alcan Inc.	$163,806
2,600		Barrick Gold Corp.	56,719
10,000		Hudson's Bay Co.	94,933
4,700	[1]	Inco Ltd.	106,930
3,600		Sun Life Financial Services of Canada	83,200
2,582		Talisman Energy, Inc.	114,832

		TOTAL	620,420

		Denmark--0.2%
3,190		Novo Nordisk, Class B	101,834
3,000		TDC AS	78,424

		TOTAL	180,258

		Finland--0.2%
8,480		Nokia Oyj	121,181
3,050		UPM - Kymmene Oyj	119,076

		TOTAL	240,257

		France--2.3%
7,800		Alstom	98,277
13,050	[1]	Arcelor	185,390
3,250		Aventis SA	226,145
4,419		Bouygues SA	130,672
2,200		Casino Guichard Perrachon	181,131
670		Compagnie de Saint Gobain	118,898
32,900		iShares MSCI France Index Fund	611,940
1,150		Pernod Ricard	103,275
6,850		Publicis Groupe	207,676
2,040		Societe Generale	138,615
2,504		TotalFinaElf SA, Class B	390,335
2,680		Valeo SA	119,148
1,600		Vivendi Universal SA	50,212

		TOTAL	2,561,714

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Germany, Federal Republic of--1.4%
912		Allianz AG Holding	$205,115
9,100		Deutsche Lufthansa AG	124,941
2,840		E.On AG	147,960
2,541		Henkel KGAA, Pfd.	181,082
29,600		iShares MSCI Germany Index Fund	434,528
3,350		Metro AG	108,573
2,500	[1]	SGL Carbon AG	55,480
2,129		Schering AG	128,217
7,120		ThyssenKrupp AG	115,445
1,365		Volkswagen AG	72,032

		TOTAL	1,573,373

		Hong Kong--0.2%
66,000		Citic Pacific Ltd.	149,349
9,000		Television Broadcasts Ltd.	42,462
26,000		Wharf Holdings Ltd.	61,334

		TOTAL	253,145

		Ireland--0.2%
1,200		DePfa Bank PLC	89,160
37,600		Independent News & Media PLC	76,207

		TOTAL	165,367

		Italy--0.7%
35,000		Arnoldo Mondadori Editore	232,753
18,600		Autostrade SPA	151,140
14,100		iShares MSCI Italy Index Fund	233,496
14,500		Telecom Italia SPA	116,470

		TOTAL	733,859

		Japan--3.1%
10,000		Ajinomoto Co., Inc.	112,387
2,700		Capcom Co. Ltd.	73,740
11,000		Fuji Heavy Industries Ltd.	52,995
147,600		iShares MSCI Japan Index Fund	1,322,496
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
46		Japan Telecom Co. Ltd.	$150,832
18,000		Komatsu Ltd.	64,532
5,000	[1]	Leopalace21 Corp.	34,481
7,000		Marui Co.	96,266
13,000		NGK Insulators	107,247
37,600		Nikko Cordial Corp.	225,979
8,000		Nippon Meat Packers	92,810
9,700		Nomura Securities Co. Ltd.	156,294
5,900	[1]	Sega Corp.	147,351
5,000		Seven-Eleven Japan	217,523
2,100		TDK Corp.	119,275
1,600		Tokyo Electron Ltd.	108,020
6,800		Toyota Motor Corp.	185,716
5,000		Yamato Transport Co.	98,691

		TOTAL	3,366,635

		Korea, Republic of--0.2%
10,941		Coreana Cosmetics Co. Ltd.	34,599
4,900		Korea Electric Power Corp.	101,688
353		Samsung Electronics Co.	99,420

		TOTAL	235,707

		Netherlands--1.3%
9,145	[1]	ASM Lithography Holding NV	174,758
6,100		ING Groep NV	161,293
18,300		iShares MSCI Netherlands Index Fund	326,838
14,300		KPN NV	62,774
5,095		Koninklijke (Royal) Philips Electronics NV	158,656
2,080		Royal Dutch Petroleum Co.	116,369
3,164		Unilever NV	207,749
3,850		United Services Group NV	82,346
1,750		Vendex KBB NV	23,896
7,150		Wolters Kluwer NV	148,120

		TOTAL	1,462,799

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Portugal--0.4%
115,925		Banco Comercial Portugues SA	$395,200
14,000	[1]	Telecel - Comunicacoes Pessoais SA	91,009

		TOTAL	486,209

		Russia--0.3%
5,245	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	117,443
1,600		Lukoil Oil Co., ADR	113,236
2,320		RAO Unified Energy System, ADR	31,714
1,500	[1]	Vimpel-Communications	43,035
300		YUKOS Oil Co., ADR	46,394

		TOTAL	351,822

		Singapore--0.4%
23,000		City Developments Ltd.	75,925
182,000		Delgro Corporation Ltd.	228,098
16,300		Singapore Airlines Ltd.	115,823

		TOTAL	419,846

		Spain--0.2%
2,000		Grupo Empresarial Ence SA	32,036
10,503		Telefonica SA	111,145
6,500		Union Electrica Fenosa SA	116,745

		TOTAL	259,926

		Sweden--0.1%
105,000		Rotternos AB	112,055

		Switzerland--1.0%
3,900		Credit Suisse Group	143,795
29,700		iShares MSCI Switzerland Index Fund	416,988
5,625		Novartis AG	241,276
4,600		STMicroelectronics N.V., NY Reg Shs	123,740
4,168		UBS AG	217,698

		TOTAL	1,143,497

		Taiwan, Province of China--0.2%
114,000	[1]	Advanced Semiconductor Engineering, Inc.	92,876
20,000		Asustek Computer, Inc.	66,471

		TOTAL	159,347

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--3.1%
16,477		Amvescap PLC	$164,466
35,755		BAE Systems PLC	200,800
6,600		British American Tobacco PLC	79,054
29,800		Carlton Communications PLC	110,046
7,964		Diageo PLC	100,167
3,700		GlaxoSmithKline PLC	75,974
9,200		HSBC Holdings PLC	111,759
13,400		Hanson PLC	101,515
84,900		iShares MSCI United Kingdom Index Fund	1,227,654
2,900		Imperial Tobacco Group PLC	49,198
25,104		Kingfisher PLC	133,733
10,685		Marks & Spencer PLC	59,226
4,600		National Express Group PLC	42,518
8,348		Pearson PLC	103,349
30,070		Rank Group PLC	125,555
40,955		Rentokil Initial PLC	166,513
6,258		Royal Bank of Scotland PLC	182,131
13,600		Sainsbury (J) PLC	74,985
5,500		Six Continents PLC	61,374
91,300		Stagecoach Group PLC	93,802
127,402		Vodafone Group PLC	192,381

		TOTAL	3,456,200

		TOTAL FOREIGN EQUITY	18,134,551

		FUTURES CONTRACTS COLLATERAL--10.6%[3]
$11,700,000		United States Treasury Bill, 7/5/2002	11,686,428

		TOTAL STOCKS (IDENTIFIED COST $92,800,960)	92,434,464

		BONDS--16.3%
		TREASURY AND GOVERNMENT SECURITIES--9.9%
		Repurchase Agreement--1.7%[4]
1,817,000		Greenwich Capital Markets, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	1,817,000

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		TREASURY AND GOVERNMENT SECURITIES--continued
		U.S. Treasury Securities--8.2%
$315,000		United States Treasury Bond, 6.125%, 11/15/2027	$329,156
4,350,000		United States Treasury Bond, 8.125%, 5/15/2021	5,540,334
1,317,000		United States Treasury Note, 6.000%, 8/15/2009	1,411,495
1,375,000		United States Treasury Note, 6.375%, 8/15/2002	1,388,489
405,000		United States Treasury Note, 6.500%, 10/15/2006	441,693

		TOTAL	9,111,167

		TOTAL TREASURY AND GOVERNMENT SECURITIES	10,928,167

		HIGH YIELD SECURITIES--2.2%
374,381		High Yield Bond Portfolio	2,437,221

		MORTGAGE-BACKED SECURITIES--4.2%
455,330		Federated Mortgage Core Portfolio	4,626,159

		TOTAL BONDS (IDENTIFIED COST $17,635,982)	17,991,547

		TOTAL INVESTMENTS (IDENTIFIED COST $110,436,942)[5]	$110,426,011

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2002, these securities amounted to $486,780 which represents 0.4% of net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $11,214,800 at May 31, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $110,436,942. Cost for federal tax purposes is $110,502,962. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $76,951, which is comprised of $13,782,490 appreciation and $13,859,441 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($110,695,575) at May 31, 2002.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $110,436,942)		$110,426,011
Cash		388
Cash denominated in foreign currency (identified cost $73,481)		75,425
Income receivable		220,405
Receivable for investments sold		206,108
Receivable for shares sold		4,440
Net receivable for foreign currency exchange contracts		116

TOTAL ASSETS		110,932,893

Liabilities:
Payable for investments purchased	$140,948
Payable for daily variation margin	5,750
Accrued expenses	90,620

TOTAL LIABILITIES		237,318

Net assets for 10,065,878 shares outstanding		$110,695,575

Net Assets Consist of:
Paid in capital		$122,701,584
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(229,643)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(11,762,965)
Distributions in excess of net investment income		(13,401)

TOTAL NET ASSETS		$110,695,575

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$61,895,881 ÷ 5,624,601 shares outstanding		$11.00

Select Shares:
$48,799,694 ÷ 4,441,277 shares outstanding		$10.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $25,747)			$966,731
Interest			419,099

TOTAL INCOME			1,385,830

Expenses:
Investment adviser fee		$458,435
Administrative personnel and services fee		77,273
Custodian fees		29,351
Transfer and dividend disbursing agent fees and expenses		87,011
Directors'/Trustees' fees		1,284
Auditing fees		6,876
Legal fees		1,664
Portfolio accounting fees		33,604
Distribution services fee--Select Shares		210,236
Shareholder services fee--Institutional Shares		82,733
Shareholder services fee--Select Shares		70,079
Share registration costs		12,706
Printing and postage		17,006
Insurance premiums		554
Miscellaneous		1,692

TOTAL EXPENSES		1,090,504

Waivers and Expense Reduction:
Waiver of distribution services fee--Select Shares	$(70,079)
Waiver of shareholder services fee--Institutional Shares	(66,187)
Fees paid indirectly	(998)

TOTAL WAIVERS AND EXPENSE REDUCTION		(137,264)

Net expenses			953,240

Net investment income			432,590

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(1,778,393)
Net realized gain on futures contracts			444,274
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(2,682,559)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(4,016,678)

Change in net assets resulting from operations			$(3,584,088)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$432,590	$1,723,648
Net realized loss on investments, foreign currency transactions and futures contracts	(1,334,119)	(12,489,819)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	(2,682,559)	(4,697,832)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,584,088)	(15,464,003)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(320,644)	(1,106,277)
Select Shares	(98,370)	(536,576)
Distributions from paid in capital
Institutional Shares	--	(167,451)
Select Shares	--	(83,558)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(3,872,910)
Select Shares	--	(3,352,056)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(419,014)	(9,118,828)

Share Transactions:
Proceeds from sale of shares	15,417,930	38,012,965
Net asset value of shares issued to shareholders in payment of distributions declared	366,982	8,433,646
Cost of shares redeemed	(30,181,913)	(48,640,452)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,397,001)	(2,193,841)

Change in net assets	(18,400,103)	(26,776,672)

Net Assets:
Beginning of period	129,095,678	155,872,350

End of period (including undistributed net investment income of $24,748 for the year ended November 30, 2001)	$110,695,575	$129,095,678

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$11.39	$13.42	$15.17	$14.12	$13.58	$12.52
Income From Investment Operations:
Net investment income	0.06 [2]	0.18	0.27 [3]	0.22	0.23	0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.40)[2]	(1.39)	(1.02)	1.75	1.22	1.43

TOTAL FROM INVESTMENT OPERATIONS	(0.34)	(1.21)	(0.75)	1.97	1.45	1.73

Less Distributions:
Distributions from net investment income	(0.05)	(0.18)	(0.22)	(0.20)	(0.22)	(0.31)
Distributions from paid in capital[4]	--	(0.03)	--	--	--	--
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

TOTAL DISTRIBUTIONS	(0.05)	(0.82)	(1.00)	(0.92)	(0.91)	(0.67)

Net Asset Value, End of Period	$11.00	$11.39	$13.42	$15.17	$14.12	$13.58

Total Return[5]	(2.97)%	(9.55)%	(5.48)%	14.83%	11.34%	14.40%

Ratios to Average Net Assets:

Expenses	1.24%[6]	1.27%	1.16%	1.15%	1.12%	1.05%

Net investment income	1.03%[2,6]	1.52%	1.81%	1.53%	1.66%	2.27%

Expense waiver/reimbursement[7]	0.20%[6]	0.20%	0.20%	0.22%	0.33%	0.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,896	$69,632	$83,495	$93,453	$88,113	$76,271

Portfolio turnover	13%	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 1.04% to 1.03%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$11.38	$13.40	$15.15	$14.10	$13.56	$12.50
Income From Investment Operations:
Net investment income	0.01 [2]	0.10	0.17 [3]	0.12	0.15	0.18
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.38)[2]	(1.39)	(1.02)	1.75	1.21	1.46

TOTAL FROM INVESTMENT OPERATIONS	(0.37)	(1.29)	(0.85)	1.87	1.36	1.64

Less Distributions:
Distributions from net investment income	(0.02)	(0.10)	(0.12)	(0.10)	(0.13)	(0.22)
Distributions from paid in capital[4]	--	(0.02)	--	--	--	--
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.61)	(0.78)	(0.72)	(0.69)	(0.36)

TOTAL DISTRIBUTIONS	(0.02)	(0.73)	(0.90)	(0.82)	(0.82)	(0.58)

Net Asset Value, End of Period	$10.99	$11.38	$13.40	$15.15	$14.10	$13.56

Total Return[5]	(3.27)%	(10.18)%	(6.15)%	14.05%	10.58%	13.66%

Ratios to Average Net Assets:

Expenses	1.94%[6]	1.97%	1.86%	1.85%	1.82%	1.75%

Net investment income	0.33%[2,6]	0.82%	1.13%	0.83%	0.96%	1.29%

Expense waiver/reimbursement[7]	0.25%[6]	0.25%	0.25%	0.27%	0.38%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,800	$59,463	$72,377	$68,512	$66,407	$45,514

Portfolio turnover	13%	43%	86%	113%	123%	115%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 0.34% to 0.33%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$(51,725)	$(51,725)	$(7,366)	$14,295	$(6,929)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $10,114,846, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had net realized gains of $444,274 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Trust had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	46 Russell 2000 Index Futures	Long	$(221,800)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2002, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:

6/3/2002	14,405 Euro Dollars	$13,562	$13,454	$(108)

Contracts Sold:

6/4/2002	3,642,700 Japanese Yen	$29,571	$29,347	$ 224

NET UNREALIZED APPRECIATION ON FOREIGN CONTRACTS				$ 116

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	902,096	$10,228,141	1,820,745	$22,370,473
Shares issued to shareholders in payment of distributions declared	23,914	273,958	368,414	4,668,643
Shares redeemed	(1,415,979)	(16,017,553)	(2,294,057)	(27,884,727)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(489,969)	$(5,515,454)	(104,898)	$(845,611)

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	458,210	$5,189,789	1,278,062	$15,642,492
Shares issued to shareholders in payment of distributions declared	8,167	93,024	294,793	3,765,003
Shares redeemed	(1,252,413)	(14,164,360)	(1,745,681)	(20,755,725)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(786,036)	$(8,881,547)	(172,826)	$(1,348,230)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,276,005)	$(14,397,001)	(277,724)	$(2,193,841)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$15,065,437

Sales	$22,923,636

Sales of long-term U.S. government securities for the six months ended May 31, 2002, were $3,484,529.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2002, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.4%	Insurance	0.3%
Banks	1.1%	Materials	1.1%
Capital Goods	0.7%	Media	1.1%
Commercial Services & Supplies	0.2%	Oil & Gas	0.8%
Communications Equipment	0.1%	Pharmaceuticals & Biotechnology	0.7%
Consumer Durables & Apparel	0.1%	Real Estate	0.1%
Diversified Financials	4.9%	Retailing	0.5%
Energy	0.7%	Software & Services	0.1%
Food & Drug Retailing	0.4%	Technology Hardware & Equipment	1.0%
Food, Beverage & Tobacco	0.7%	Telecommunication Services	0.9%
Food Products	0.5%	Transportation	0.8%
Hotels, Restaurants & Leisure	0.2%	Utilities	0.4%
Household & Personal Products	0.2%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00514-01 (7/02)

Federated Investors
World-Class Investment Manager

Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL REPORT

May 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--17.0%
		LARGE-COMPANY STOCKS--6.9%
		Consumer Discretionary--0.8%
3,500	[1]	AOL Time Warner, Inc.	$65,450
800	[1]	Clear Channel Communications, Inc.	42,584
1,100	[1]	Comcast Corp., Class A	30,976
800		Costco Wholesale Corp.	31,416
1,920		Ford Motor Co.	33,888
2,100		Home Depot, Inc.	87,549
1,200		Knight-Ridder, Inc.	78,996
1,300		Target Corp.	53,885
1,283	[1]	Viacom, Inc., Class B	62,816
3,700		Wal-Mart Stores, Inc.	200,170
3,300		Walt Disney Co.	75,603

		TOTAL	763,333

		Consumer Staples--0.8%
2,000		Coca-Cola Co.	111,120
6,100		Dial Corp.	123,220
900		Gillette Co.	32,013
1,000		Kimberly-Clark Corp.	64,920
1,200		PepsiCo, Inc.	62,376
2,000		Philip Morris Cos., Inc.	114,500
900		Procter & Gamble Co.	80,595
1,000		Unilever NV, ADR	65,520
1,800		Walgreen Co.	68,868

		TOTAL	723,132

		Energy--0.7%
1,600		Ashland, Inc.	60,784
1,924		ChevronTexaco Corp.	167,869
800		Conoco, Inc.	21,504
4,776		Exxon Mobil Corp.	190,706
2,200		Royal Dutch Petroleum Co., ADR	121,000
900		Schlumberger Ltd.	46,476

		TOTAL	608,339

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--1.3%
1,296		Allstate Corp.	$49,870
1,600		American Express Co.	68,016
2,102		American International Group, Inc.	140,771
1,865		Bank of America Corp.	141,386
1,100		Bank of New York Co., Inc.	39,930
4,033		Citigroup, Inc.	174,145
900		Fannie Mae	72,009
1,110		FleetBoston Financial Corp.	39,117
600		Loews Corp.	34,260
1,300		Mellon Financial Corp.	48,230
1,300		Merrill Lynch & Co., Inc.	52,923
1,200		Morgan Stanley Dean Witter & Co.	54,552
1,200		Post Properties, Inc.	37,200
1,250		Schwab (Charles) Corp.	15,113
2,321		U.S. Bancorp	54,892
1,800		Wachovia Corp.	69,066
1,518		Washington Mutual, Inc.	59,005
1,300		Wells Fargo & Co.	68,120

		TOTAL	1,218,605

		Healthcare--1.1%
1,600		Abbott Laboratories	76,000
900	[1]	Amgen, Inc.	42,867
1,200		Baxter International, Inc.	64,440
1,700		Bristol-Myers Squibb Co.	52,904
600		Cardinal Health, Inc.	39,876
700	[1]	Forest Laboratories, Inc.	51,681
2,200		Johnson & Johnson	134,970
900		Lilly (Eli) & Co.	58,230
1,200	[2]	Medtronic, Inc.	55,380
1,800		Merck & Co., Inc.	102,780
4,725		Pfizer, Inc.	163,485
1,842		Pharmacia Corp.	79,556
1,400		Schering Plough Corp.	37,030
700		UnitedHealth Group, Inc.	63,560
170	[1]	Zimmer Holdings, Inc.	5,947

		TOTAL	1,028,706

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Industrials--0.6%
900		Automatic Data Processing, Inc.	$46,728
1,000		Boeing Co.	42,650
500		Eaton Corp.	40,410
1,200		First Data Corp.	95,040
6,700		General Electric Co.	208,638
800		Honeywell International, Inc.	31,360
1,300	[1]	US Airways Group, Inc.	3,965
1,400		Union Pacific Corp.	85,736
500		United Technologies Corp.	34,435

		TOTAL	588,962

		Information Technology--1.1%
2,000	[1]	Applied Materials, Inc.	44,360
643	[1]	Axcelis Technologies, Inc.	7,903
5,700	[1]	Cisco Systems, Inc.	89,946
1,000		Computer Associates International, Inc.	17,360
1,300	[1]	Corning, Inc.	6,240
2,300	[1]	Dell Computer Corp.	61,755
2,100	[1]	EMC Corp.	15,225
700		Electronic Data Systems Corp.	36,974
2,954		Hewlett-Packard Co.	56,392
5,300		Intel Corp.	146,386
1,500		International Business Machines Corp.	120,675
3,360	[1]	Lucent Technologies, Inc.	15,624
3,900	[1]	Microsoft Corp.	198,549
2,200		Motorola, Inc.	35,178
2,800	[1]	Nortel Networks Corp.	6,188
5,400	[1]	Oracle Corp.	42,768
900	[1]	Qualcomm, Inc.	28,476
3,000	[1]	Sun Microsystems, Inc.	20,670
1,700		Texas Instruments, Inc.	48,739
800	[1]	Veritas Software Corp.	18,136
500	[1]	Yahoo, Inc.	8,010

		TOTAL	1,025,554

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Materials--0.2%
1,525		Du Pont (E.I.) de Nemours & Co.	$70,150
800		PPG Industries, Inc.	45,744
900		Weyerhaeuser Co.	58,950

		TOTAL	174,844

		Telecommunication Services--0.3%
3,390		AT&T Corp.	40,578
1,090	[1]	AT&T Wireless Services, Inc.	8,840
800		Alltel Corp.	41,192
2,000		BellSouth Corp.	66,560
1,800	[1]	NEXTEL Communications, Inc., Class A	8,748
1,429		Qwest Communications International, Inc.	7,374
1,200	[1]	Sprint Corp. (PCS Group)	12,528
2,318		Verizon Communications, Inc.	99,674
88		WorldCom, Inc. - MCI Group	248

		TOTAL	285,742

		Utilities--0.0%
1,300		Reliant Energy, Inc.	22,113

		TOTAL LARGE-COMPANY STOCKS	6,439,330

		FOREIGN EQUITY--2.2%
		France--0.4%
18,000		iShares MSCI France Index Fund	334,800

		Germany--0.3%
20,000		iShares MSCI Germany Index Fund	293,600

		Italy--0.1%
8,000		iShares MSCI Italy Index Fund	132,480

		Japan--0.5%
50,000		iShares MSCI Japan Index Fund	448,000

		Netherlands--0.2%
11,000		iShares MSCI Netherlands Index Fund	196,460

		United Kingdom--0.7%
46,000		iShares MSCI United Kingdom Index Fund	665,160

		TOTAL FOREIGN EQUITY	2,070,500

Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--7.9%[3]
$7,400,000		United States Treasury Bill, 7/5/2002	$7,391,416

		TOTAL STOCKS (IDENTIFIED COST $16,641,272)	15,901,246

		BONDS--82.2%
		TREAURY AND GOVERNMENT SECURITIES--27.9%
		Repurchase Agreement--3.1%[4]
2,912,000		Greenwich Capital Markets, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	2,912,000

		Treasury Securities--24.8%
6,935,000		United States Treasury Bond, 6.125%, 11/15/2027	7,246,659
1,507,000		United States Treasury Note, 6.000%, 8/15/2009	1,615,127
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,411,195
8,300,000		United States Treasury Note, 7.250%, 5/15/2004	8,938,685

		TOTAL	23,211,666

		TOTAL TREAURY AND GOVERNMENT SECURITIES	26,123,666

		HIGH YIELD SECURITIES--4.0%
569,794		High Yield Bond Portfolio	3,709,364

		MORTGAGE-BACKED SECURITIES--25.2%
2,322,753		Federated Mortgage Core Portfolio	23,599,168

		INVESTMENT GRADE BONDS--17.0%
		Air Transportation--0.3%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	255,725

		Banking--0.9%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	99,920
470,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049	501,499
240,000		U.S. BANK N.A., 6.300%, 2/4/2014	245,604

		TOTAL	847,023

		Cable Television--0.9%
800,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	829,176

		Chemicals & Plastics--0.4%
350,000	[2]	Bayer Corp., Deb., 6.500%, 10/1/2002	354,932

		Education--0.3%
300,000		Boston University, MTN, 7.625%, 7/15/2097	303,450

		Finance - Automotive--0.1%
100,000		Ford Motor Credit Corp., Unsecured Note, 7.250%, 1/15/2003	101,933

Principal Amount			Value in U.S. Dollars
		INVESTMENT GRADE BONDS--continued
		Financial Intermediaries--1.7%
$400,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	$419,124
250,000		Capital One Financial, Note, 7.125%, 8/1/2008	238,750
400,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	422,204
325,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	348,510
100,000		Salomon, Inc., Note, 7.200%, 2/1/2004	105,565

		TOTAL	1,534,153

		Food & Drug Retailers--1.2%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	925,522
190,000		Safeway, Inc., Note, 7.250%, 9/15/2004	202,308

		TOTAL	1,127,830

		Forest Products--0.4%
400,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	409,192

		Insurance--0.7%
250,000		AFC Capital Trust I, Company Guarantee, 8.207%, 2/3/2027	243,478
250,000		Delphi Funding LLC, Note, 9.310%, 3/25/2027	187,637
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	246,135

		TOTAL	677,250

		Leisure & Entertainment--0.6%
400,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	417,112
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022	129,660

		TOTAL	546,772

		Metals & Mining--0.8%
725,000		Barrick Gold Corp., Company Guarantee, 7.500%, 5/1/2007	774,597

		Printing & Publishing--0.6%
200,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	215,626
350,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/1/2011	362,754

		TOTAL	578,380

		Real Estate--1.1%
1,000,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	1,012,560

		Retailers--2.0%
450,000		Target Corp., Note, 5.400%, 10/1/2008	452,263
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009	1,437,227

		TOTAL	1,889,490

Principal Amount or Foreign Currency Par Amounts			Value in U.S. Dollars
		INVESTMENT GRADE BONDS--continued
		Sovereign--0.7%
$250,000		Colombia, Government of, Note, 7.250%, 2/15/2003	$256,250
305,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	346,324

		TOTAL	602,574

		Supranational--0.5%
415,000		Corp Andina De Fomento, Note, 7.375%, 1/18/2011	432,297

		Technology Services--0.5%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	498,495

		Telecommunications & Cellular--2.8%
300,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	300,642
410,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	429,151
1,000,000		Qwest Capital Funding, Company Guarantee, 7.250%, 2/15/2011	765,000
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	419,379
720,000		Telecom de Puerto Rico, Company Guarantee, 6.650%, 5/15/2006	715,788

		TOTAL	2,629,960

		Utilities--0.5%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	227,050
250,000		National Rural Utilities, MTN, 5.750%, 12/1/2008	244,670

		TOTAL	471,720

		TOTAL INVESTMENT GRADE BONDS	15,877,509

		FOREIGN BONDS--8.1%
		Australian Dollar--0.1%
170,000		New South Wales, State of, 8.000%, 3/1/2008	103,819

		Belgian Franc--0.2%
177,741		Belgium, Government of, Bond, 6.500%, 3/31/2005	174,246

		British Pound--0.6%
230,000		DaimlerChrysler N.A. Holdings, Company Guarantee, Series EMTN, 7.500%, 12/7/2006	347,492
160,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002	234,000

		TOTAL	581,492

		Canadian Dollar--0.3%
187,000		Canada, Government of, Deb., 6.500%, 6/1/2004	128,181
200,000		Ontario Hydro, 9.000%, 6/24/2002	131,378

		TOTAL	259,559

Foreign Currency Par Amounts			Value in U.S. Dollars
		FOREIGN BONDS--continued
		Danish Krone--0.3%
$1,900,000		Denmark, Kingdom of, Note, 4.000%, 11/15/2004	$234,781

		Deutsche Mark--1.6%
250,000		Germany, Government of, 4.125%, 7/4/2008	224,230
330,000		Germany, Government of, 4.500%, 7/4/2009	299,066
315,000		Germany, Government of, 5.000%, 7/4/2011	292,003
380,000		Germany, Government of, 5.375%, 1/4/2010	362,054
300,000		Germany, Government of, 6.000%, 1/4/2007	294,504

		TOTAL	1,471,857

		Finland Markka--0.4%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	337,067

		Greek Drachma--0.8%
275,000		Greece, Government of, Bond, 6.500%, 1/11/2014	276,817
440,205		Greece, Government of, Floating Rate Note, 5.240%, 9/30/2003	418,100
33,455		Greece, Government of, Floating Rate Note, 5.240%, 10/23/2003	31,188

		TOTAL	726,105

		Hungarian Forint--0.4%
99,810,000		Hungary, Government of, Bond, 7.750%, 4/12/2005	374,340

		Italian Lira--1.3%
980,000		Italy, Government of, Bond, 4.750%, 7/1/2005	919,057
300,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	308,954

		TOTAL	1,228,011

		Japanese Yen--0.8%
41,000,000		DSL Bank, Note, 2.600%, 7/10/2002	331,087
58,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	497,533

		TOTAL	828,620

		Netherlands Guilder--0.0%
35,000		Netherlands, Government of, 5.500%, 1/15/2028	32,402

		Polish Zloty--0.8%
1,105,000		Poland, Government of, 8.500%, 5/12/2006	273,328
1,875,000		Poland, Government of, 10.000%, 6/12/2004	474,638

		TOTAL	747,966

Foreign Currency Par Amounts			Value in U.S. Dollars
		FOREIGN BONDS--continued
		Portuguese Escudo--0.0%
$45,000		Portugal, Government of, 6.625%, 2/23/2007	$45,019

		Spanish Peseta--0.3%
240,404		Spain, Government of, 6.150%, 1/31/2013	238,142

		Swedish Krona--0.2%
1,540,000		Sweden, Government of, 5.000%, 1/15/2004	157,925

		TOTAL FOREIGN BONDS	7,541,351

		TOTAL BONDS (IDENTIFIED COST $76,549,185)	76,851,058

		TOTAL INVESTMENTS (IDENTIFIED COST $93,190,457)[5]	$92,752,304

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2002, these securities amounted to $911,811 which represents 1.0% of net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $6,938,750 at May 31, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $93,190,457. Cost for federal tax purposes is $93,736,492. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $984,188, which is comprised of $3,202,536 appreciation and $4,186,724 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($93,514,318) at May 31, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $93,190,457)		$92,752,304
Cash		762
Income receivable		600,124
Receivable for daily variation margin		11,050
Receivable for shares sold		156,837

TOTAL ASSETS		93,521,077

Liabilities:
Accrued expenses	$6,759

TOTAL LIABILITIES		6,759

Net assets for 9,254,990 shares outstanding		$93,514,318

Net Assets Consist of:
Paid in capital		$96,521,381
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(1,043,679)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(1,600,608)
Distributions in excess of net investment income		(362,776)

TOTAL NET ASSETS		$93,514,318

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$62,366,136 ÷ 6,173,467 shares outstanding		$10.10

Select Shares:
$31,148,182 ÷ 3,081,523 shares outstanding		$10.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $432)			$1,059,291
Interest (net of foreign taxes withheld of $1,410)			1,536,498

TOTAL INCOME			2,595,789

Expenses:
Investment adviser fee		$362,475
Administrative personnel and services fee		77,288
Custodian fees		8,313
Transfer and dividend disbursing agent fees and expenses		46,687
Directors'/Trustees' fees		1,498
Auditing fees		4,824
Legal fees		2,561
Portfolio accounting fees		31,173
Distribution services fee--Select Shares		116,602
Shareholder services fee--Institutional Shares		81,958
Shareholder services fee--Select Shares		38,867
Share registration costs		10,536
Printing and postage		15,707
Insurance premiums		628
Miscellaneous		1,160

TOTAL EXPENSES		800,277

Waivers and Expense Reduction:
Waiver of investment adviser fee	$(168,720)
Waiver of distribution services fee--Select Shares	(38,867)
Waiver of shareholder services fee--Institutional Shares	(65,566)
Fees paid indirectly	(290)

TOTAL WAIVERS AND EXPENSE REDUCTION		(273,443)

Net expenses			526,834

Net investment income			2,068,955

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(435,942)
Net realized gain on futures contracts			98,874
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(1,492,954)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(1,830,022)

Change in net assets resulting from operations			$238,933

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,068,955	$5,222,383
Net realized loss on investments, foreign currency transactions and futures contracts	(337,068)	(1,633,363)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(1,492,954)	2,148,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	238,933	5,737,531

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,403,979)	(3,545,590)
Select Shares	(556,084)	(1,512,721)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(158,392)
Select Shares	--	(79,647)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,960,063)	(5,296,350)

Share Transactions:
Proceeds from sale of shares	9,933,036	32,153,315
Net asset value of shares issued to shareholders in payment of distributions declared	1,255,199	3,271,755
Cost of shares redeemed	(19,791,387)	(39,674,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,603,152)	(4,249,133)

Change in net assets	(10,324,282)	(3,807,952)

Net Assets:
Beginning of period	103,838,600	107,646,552

End of period (including undistributed net investment income of $33,609 for the year ended November 30, 2001)	$93,514,318	$103,838,600

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.28	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.24 [2]	0.51	0.58 [3]	0.55	0.55	0.60
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.20)[2]	0.06	(0.13)	(0.42)	0.49	0.30

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.57	0.45	0.13	1.04	0.90

Less Distributions:
Distributions from net investment income	(0.22)	(0.51)	(0.53)	(0.54)	(0.55)	(0.62)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.22)	(0.53)	(0.62)	(0.85)	(0.68)	(0.69)

Net Asset Value, End of Period	$10.10	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[4]	0.37%	5.76%	4.49%	1.22%	10.06%	8.88%

Ratios to Average Net Assets:

Expenses	0.86%[5]	0.83%	0.80%	0.80%	0.80%	0.80%

Net investment income	4.51%[2,5]	5.13%	5.62%	5.21%	5.09%	5.63%

Expense waiver/reimbursement[6]	0.55%[5]	0.57%	0.52%	0.54%	0.62%	0.70%

Supplemental Data:

Net assets, end of period (000 omitted)	$62,366	$71,668	$71,408	$86,919	$81,421	$71,058

Portfolio turnover	3%	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 4.70% to 4.51%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.28	$10.24	$10.41	$11.13	$10.77	$10.56
Income From Investment Operations:
Net investment income	0.20 [2]	0.46	0.51 [3]	0.48	0.48	0.51
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.19)[2]	0.04	(0.13)	(0.42)	0.49	0.31

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.50	0.38	0.06	0.97	0.82

Less Distributions:
Distributions from net investment income	(0.18)	(0.44)	(0.46)	(0.47)	(0.48)	(0.54)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.02)	(0.09)	(0.31)	(0.13)	(0.07)

TOTAL DISTRIBUTIONS	(0.18)	(0.46)	(0.55)	(0.78)	(0.61)	(0.61)

Net Asset Value, End of Period	$10.11	$10.28	$10.24	$10.41	$11.13	$10.77

Total Return[4]	0.12%	5.01%	3.76%	0.52%	9.29%	8.14%

Ratios to Average Net Assets:

Expenses	1.56%[5]	1.53%	1.50%	1.50%	1.50%	1.50%

Net investment income	3.81%[2,5]	4.43%	4.92%	4.50%	4.39%	4.93%

Expense waiver/reimbursement[6]	0.60%[5]	0.62%	0.57%	0.59%	0.67%	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$31,148	$32,171	$36,238	$43,523	$46,193	$36,608

Portfolio turnover	3%	19%	35%	95%	122%	99%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 4.01% to 3.81%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$(505,277)	$(505,277)	$(96,527)	$40,758	$55,769

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended ("the Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,145,554 which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had net realized gains of $98,874 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	26 S&P 500 Index Futures	Long	$(613,927)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the six months ended May 31, 2002, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	656,565	$6,644,835	2,148,375	$22,078,221
Shares issued to shareholders in payment of distributions declared	86,017	868,807	219,950	2,255,241
Shares redeemed	(1,543,953)	(15,633,184)	(2,368,293)	(24,391,781)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(801,371)	$(8,119,542)	32	$(58,319)

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	324,720	$3,288,201	978,935	$10,075,094
Shares issued to shareholders in payment of distributions declared	38,216	386,392	99,039	1,016,514
Shares redeemed	(410,554)	(4,158,203)	(1,486,755)	(15,282,422)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(47,618)	$(483,610)	(408,781)	$(4,190,814)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(848,989)	$(8,603,152)	(408,749)	$(4,249,133)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$3,049,352

Sales	$18,329,405

Sales of long-term U.S. government securities for the six months ended May 31, 2002 were $983,109.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2002, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Banking	0.9%
Communications Equipment	0.0%
Diversified Financials	2.2%
Finance	0.4%
Financial Intermediaries	0.5%
Food Products	0.1%
Forest Products	0.4%
Metals & Mining	0.8%
Oil & Gas	0.1%
Sovereign Government	7.4%
State/Provincial Government	0.1%
Utilities	0.2%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314212804
Cusip 314212705

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00517-01 (7/02)

Federated Investors
World-Class Investment Manager

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Equity Fund, Inc.

SEMI-ANNUAL REPORT

May 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

May 31, 2002 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--61.0%
		LARGE-COMPANY STOCKS--34.4%
		Consumer Discretionary--4.2%
35,300	[1]	AOL Time Warner, Inc.	$660,110
8,100	[1]	Clear Channel Communications, Inc.	431,163
15,300	[1]	Comcast Corp., Special Class A	430,848
9,100		Costco Wholesale Corp.	357,357
18,342		Ford Motor Co.	323,736
21,500		Home Depot, Inc.	896,335
12,000		Knight-Ridder, Inc.	789,960
14,100		Target Corp.	584,445
13,108	[1]	Viacom, Inc., Class B	641,768
35,500		Wal-Mart Stores, Inc.	1,920,550
30,100		Walt Disney Co.	689,591

		TOTAL	7,725,863

		Consumer Staples--3.9%
20,100		Coca-Cola Co.	1,116,756
47,800		Dial Corp.	965,560
9,400		Gillette Co.	334,358
9,900		Kimberly-Clark Corp.	642,708
12,800		PepsiCo, Inc.	665,344
21,800		Philip Morris Cos., Inc.	1,248,050
10,500		Procter & Gamble Co.	940,275
9,800		Unilever NV, ADR	642,096
18,600		Walgreen Co.	711,636

		TOTAL	7,266,783

		Energy--3.1%
15,800		Ashland, Inc.	600,242
15,209		ChevronTexaco Corp.	1,326,985
8,430		Conoco, Inc.	226,598
48,504		Exxon Mobil Corp.	1,936,765
20,200		Royal Dutch Petroleum Co., ADR	1,111,000
9,200		Schlumberger Ltd.	475,088

		TOTAL	5,676,678

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--6.3%
13,400		Allstate Corp.	$515,632
15,300		American Express Co.	650,403
21,048		American International Group, Inc.	1,409,585
16,618		Bank of America Corp.	1,259,811
11,000		Bank of New York Co., Inc.	399,300
39,266		Citigroup, Inc.	1,695,506
9,100		Fannie Mae	728,091
11,729		FleetBoston Financial Corp.	413,330
6,000		Loews Corp.	342,600
12,600		Mellon Financial Corp.	467,460
11,200		Merrill Lynch & Co., Inc.	455,952
11,700		Morgan Stanley Dean Witter & Co.	531,882
12,100		Post Properties, Inc.	375,100
12,000		Schwab (Charles) Corp.	145,080
22,601		U.S. Bancorp	534,514
17,700		Wachovia Corp.	679,149
12,408		Washington Mutual, Inc.	482,299
13,300		Wells Fargo & Co.	696,920

		TOTAL	11,782,614

		Healthcare--5.7%
17,200		Abbott Laboratories	817,000
9,700	[1]	Amgen, Inc.	462,011
12,800		Baxter International, Inc.	687,360
16,500		Bristol-Myers Squibb Co.	513,480
8,450		Cardinal Health, Inc.	561,587
6,500	[1]	Forest Laboratories, Inc.	479,895
22,000		Johnson & Johnson	1,349,700
9,400		Lilly (Eli) & Co.	608,180
12,000	[2]	Medtronic, Inc.	553,800
17,800		Merck & Co., Inc.	1,016,380
46,425		Pfizer, Inc.	1,606,305
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Healthcare--continued
17,627		Pharmacia Corp.	$761,310
14,500		Schering Plough Corp.	383,525
7,000		UnitedHealth Group, Inc.	635,600
1,720	[1]	Zimmer Holdings, Inc.	60,166

		TOTAL	10,496,299

		Industrials--3.2%
9,300		Automatic Data Processing, Inc.	482,856
9,600		Boeing Co.	409,440
5,200		Eaton Corp.	420,264
10,700		First Data Corp.	847,440
70,110		General Electric Co.	2,183,225
9,100		Honeywell International, Inc.	356,720
13,200	[1]	US Airways Group, Inc.	40,260
12,400		Union Pacific Corp.	759,376
5,200		United Technologies Corp.	358,124

		TOTAL	5,857,705

		Information Technology--5.6%
20,000	[1]	Applied Materials, Inc.	443,600
6,092	[1]	Axcelis Technologies, Inc.	74,871
56,600	[1]	Cisco Systems, Inc.	893,148
10,700		Computer Associates International, Inc.	185,752
11,800	[1]	Corning, Inc.	56,640
24,000	[1]	Dell Computer Corp.	644,400
19,400	[1]	EMC Corp.	140,650
8,400		Electronic Data Systems Corp.	443,688
29,747		Hewlett-Packard Co.	567,870
52,900		Intel Corp.	1,461,098
14,500		International Business Machines Corp.	1,166,525
34,990	[1]	Lucent Technologies, Inc.	162,703
40,400	[1]	Microsoft Corp.	2,056,764
22,900		Motorola, Inc.	366,171
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
28,100	[1]	Nortel Networks Corp.	$62,101
47,500	[1]	Oracle Corp.	376,200
8,800	[1]	Qualcomm, Inc.	278,432
29,800	[1]	Sun Microsystems, Inc.	205,322
16,700		Texas Instruments, Inc.	478,789
7,000	[1]	Veritas Software Corp.	158,690
6,500	[1]	Yahoo, Inc.	104,130

		TOTAL	10,327,544

		Materials--0.9%
15,110		Du Pont (E.I.) de Nemours & Co.	695,060
7,700		PPG Industries, Inc.	440,286
8,200		Weyerhaeuser Co.	537,100

		TOTAL	1,672,446

		Telecommunication Services--1.4%
29,879		AT&T Corp.	357,652
10,981	[1]	AT&T Wireless Services, Inc.	89,056
7,400		Alltel Corp.	381,026
18,000		BellSouth Corp.	599,040
12,300	[1]	NEXTEL Communications, Inc., Class A	59,778
13,961		Qwest Communications International, Inc.	72,039
13,500	[1]	Sprint Corp. (PCS Group)	140,940
19,488		Verizon Communications	837,984

		TOTAL	2,537,515

		Utilities--0.1%
11,400		Reliant Energy, Inc.	193,914

		TOTAL LARGE-COMPANY STOCKS	63,537,361

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--4.0%
		Consumer Discretionary--0.7%
533	[1]	99 Cents Only Stores	$16,347
1,500	[1]	Ann Taylor Stores Corp.	42,720
400	[1]	AutoZone, Inc.	32,740
1,400		Bandag Inc.	44,800
1,500		Borg-Warner Automotive, Inc.	96,600
400	[1]	CDW Computer Centers, Inc.	20,860
750	[1]	Chico FAS, Inc.	28,702
500	[1]	Christopher & Banks Corp.	19,890
800		Circuit City Stores, Inc.	18,328
1,500	[1]	Dollar Tree Stores, Inc.	60,405
770		Dover Downs Gaming & Entertainment, Inc.	10,241
1,100		Dover Motorsports, Inc.	6,589
400	[1]	Electronics Boutique Holdings Corp.	11,876
600		Freds, Inc.	20,520
1,100	[1]	Genesco, Inc.	25,982
200		Grey Global Group, Inc.	158,000
800	[1]	Gtech Holdings Corp.	22,520
1,100		Harman International Industries, Inc.	60,830
600	[1]	Jones Apparel Group, Inc.	23,916
900		KB HOME	46,377
600		M/I Schottenstein Homes, Inc.	38,430
800	[1]	Macrovision Corp.	12,904
1,400		Marriott International, Inc., Class A	56,616
1,100	[1]	Midway Games, Inc.	11,165
200	[1]	NVR, Inc.	66,200
400		OshKosh B'Gosh, Inc., Class A	15,200
300	[1]	Panera Bread Co.	18,687
1,700	[1]	Payless ShoeSource, Inc.	95,047
800		Polaris Industries, Inc.	55,632
1,400	[1]	Pricesmart, Inc.	55,902
700	[1]	Timberland Co., Class A	27,146
600	[1]	Tweeter Home Entertainment Group, Inc.	10,104

		TOTAL	1,231,276

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Staples--0.1%
700		Coors (Adolph) Co., Class B	$46,718
400		Farmer Brothers Co.	136,800

		TOTAL	183,518

		Energy--0.2%
1,719	[1]	FMC Technologies, Inc.	38,592
700		Forest Oil Corp.	20,482
700	[1]	Hanover Compressor Co.	9,156
800		Helmerich & Payne, Inc.	30,560
1,000	[1]	Key Production Co.	18,120
2,100	[1]	Oceaneering International, Inc.	65,121
1,900	[1]	SEACOR SMIT, Inc.	92,530
1,800	[1]	Stone Energy Corp.	74,070
700		Sunoco, Inc.	24,892
1,000		Tidewater, Inc.	40,750

		TOTAL	414,273

		Financials--0.7%
600	[1]	Actrade Financial Technologies Ltd.	10,662
1,000	[1]	Affiliated Managers Group	69,400
510		Alleghany Corp.	94,783
800		Bank of Hawaii Corp.	23,160
1,200		Capital One Financial Corp.	74,928
2,400		Cathay Bancorp, Inc.	102,192
900		Downey Financial Corp.	49,041
1,100	[1]	Federal Agricultural Mortgage Association, Class C	34,100
900		First Citizens Bancshares, Inc., Class A	100,125
800		Greater Bay Bancorp	26,312
4,800	[1]	IndyMac Bancorp, Inc.	111,024
700		International Bancshares Corp.	32,515
400	[1]	Investment Technology Group, Inc.	14,560
700	[1]	Labranche & Co. Inc.	18,480
500	[1]	Markel Corp.	104,580
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--continued
600	[1]	National Western Life Insurance Co., Class A	$66,450
1,300		Park National Corp.	122,863
1,700	[1]	Philadelphia Consolidated Holding Corp.	71,944
400		Seacoast Banking Corp. of Florida, Class A	20,544
900	[1]	Silicon Valley Bancshares	28,008
1,000		Suffolk Bancorp	31,600
1,500		Wilmington Trust Corp.	93,630
500		XL Capital Ltd.	44,260

		TOTAL	1,345,161

		Healthcare--0.5%
1,200		Aetna US Healthcare	57,420
1,400	[1]	AmeriPath, Inc.	41,300
1,000	[1]	Applera Corp. -- Celera Genomics Group	14,450
2,300	[1]	Apria Healthcare Group, Inc.	54,441
1,100		Bausch & Lomb, Inc.	41,547
600	[1]	Cerus Corp.	25,938
1,500	[1]	Charles River Laboratories International, Inc.	55,125
1,100	[1]	Conceptus, Inc.	20,394
1,500	[1]	Cryolife, Inc.	43,470
1,600		Galen Holdings PLC, ADR	48,112
700	[1]	Genentech, Inc.	24,850
1,700	[1]	Haemonetics Corp.	50,864
500	[1]	IDEC Pharmaceuticals Corp.	21,445
1,000	[1]	INAMED Corp.	32,450
400	[1]	Imclone Systems, Inc.	3,864
500	[1,2]	InterMune, Inc.	13,375
1,800	[1]	Laboratory Corporation of America Holdings	88,290
2,000	[1]	LifePoint Hospitals, Inc.	77,820
1,100	[1]	Medarex, Inc.	11,033
600	[1]	Medicis Pharmaceutical Corp., Class A	27,810
500	[1]	Myriad Genetics, Inc.	11,145
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Healthcare--continued
500	[1]	NPS Pharmaceuticals, Inc.	$9,625
400	[1]	Neurocrine Biosciences, Inc.	12,972
1,500	[1]	Orthofix International NV	52,470
800	[1]	Protein Design Laboratories, Inc.	9,096
400	[1]	Quest Diagnostics, Inc.	34,968
600	[1]	Sepracor, Inc.	7,026
700	[1]	Tenet Healthcare Corp.	52,150
600	[1]	Transkaryotic Therapies, Inc.	22,686
800		Varian Medical Systems, Inc.	37,520

		TOTAL	1,003,656

		Industrials--0.5%
400	[1]	Alliant Techsystems, Inc.	43,512
700		Arbitron, Inc.	25,585
1,500		CNF Transporation, Inc.	54,015
1,100	[1]	Checkfree Corp.	23,342
800	[1]	CoStar Group, Inc.	16,992
500	[1]	Concord EFS, Inc.	15,635
900	[1]	Continental Airlines, Inc., Class B	20,043
2,700	[1]	Corporate Executive Board Company	94,770
500	[1]	DRS Technologies, Inc.	19,600
1,400	[1]	Emcor Group Inc.	79,058
600	[1]	Genlyte Group, Inc.	25,344
500		ITT Educational Services, Inc.	24,700
600	[1]	Iron Mountain, Inc.	18,600
1,000		Jacobs Engineering Group, Inc.	38,390
600	[1]	Learning Tree International, Inc.	12,924
600	[1]	Lynch Interactive Corp.	21,300
700	[1]	Mercury Computer Systems, Inc.	19,159
600	[1]	Morgan Group Holding Co.	480
900		NACCO Industries, Inc., Class A	61,695
1,500	[1]	National Processing, Inc.	42,150
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Industrials--continued
300		SPX Corp.	$41,250
1,500		Sequa Corp., Class A	81,900
400	[1]	Simpson Manufacturing Co., Inc.	25,200
700		SkyWest, Inc.	16,310
400		Strayer Education, Inc.	23,756
1,900		Tennant Co.	75,525
700		URS Corp.	20,664
500		Woodward Governor Co.	30,160

		TOTAL	972,059

		Information Technology--0.8%
1,000	[1]	Acxiom Corp.	17,780
1,400	[1]	Affiliated Computer Services, Inc., Class A	77,896
700		Alpha Industries, Inc.	7,133
700	[1]	Amdocs Ltd.	13,020
1,000	[1]	Amphenol Corp., Class A	44,950
1,700		Analogic Corp.	73,542
800	[1]	Avant! Corp.	14,936
1,000	[1]	Avocent Corp.	22,600
1,000		Bel Fuse, Inc.	26,800
800	[1]	Black Box Corp.	40,528
1,116	[1]	Brooks-PRI Automation, Inc.	33,670
900	[1]	Cerner Corp.	48,960
900	[1]	Documentum, Inc.	11,700
600	[1]	Dupont Photomasks, Inc.	20,868
800	[1]	Embarcadero Technologies, Inc.	7,648
700	[1]	Emulex Corp.	21,077
900	[1]	F5 Networks, Inc.	10,629
400		Fair Isaac & Co., Inc.	23,440
900		Fisher Scientific International, Inc.	27,675
2,400		Franklin Electronics, Inc.	114,984
900	[1]	FreeMarkets, Inc.	13,905
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
342	[1]	Genesis Microchip, Inc.	$5,616
1,692	[1]	Intersil Holding Corp.	40,642
900		Keane, Inc.	13,068
500	[1]	Kronos, Inc.	20,530
1,000	[1]	Macromedia, Inc.	22,200
900	[1]	Manugistics Group, Inc.	7,119
600		Microsemi Corp.	8,718
700	[1]	Microtune, Inc.	7,049
300	[1]	NVIDIA Corp.	10,038
800	[1]	National Instruments Corp.	28,312
800	[1]	NetIQ Corp.	18,496
800	[1]	Network Associates, Inc.	15,480
700	[1]	Numerical Technologies, Inc.	5,530
14,700		Online Resources Corp.	47,775
500	[1]	Photon Dynamics, Inc.	20,190
700	[1]	Plantronics, Inc.	15,869
700	[1]	Polycom, Inc.	13,405
1,000	[1]	Powerwave Technologies, Inc.	10,610
700	[1]	Retek, Inc.	17,073
600		Roper Industries, Inc.	23,400
800	[1]	ScanSource, Inc.	52,856
700	[1]	Silicon Laboratories, Inc.	16,716
750	[1]	THQ, Inc.	24,000
600	[1]	Tollgrade Communications, Inc.	11,598
1,100	[1]	UTStarcom, Inc.	24,475
700	[1]	Veeco Instruments, Inc.	20,399
700	[1]	WebEx Communications, Inc.	9,765
900	[1]	Websense, Inc.	26,640
900	[1]	Zebra Technologies Co., Class A	51,876
6,750	[1]	Zoran Corp.	163,687

		TOTAL	1,426,873

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Materials--0.3%
700		AEP Industries, Inc.	$24,318
500		Ameron, Inc.	35,600
800		Arch Coal, Inc.	18,800
1,400		Ball Corp.	58,212
1,600		Commercial Metals Corp.	73,440
700	[1]	Cytec Industries, Inc.	21,693
1,000	[1]	FMC Corp.	35,500
1,400		Greif Brothers Corp., Class A	47,502
900		Lubrizol Corp.	31,509
1,000		Massey Energy Co.	13,100
900		OM Group, Inc.	59,040
700	[1]	Phelps Dodge Corp.	27,307
2,300		Rayonier, Inc.	120,796

		TOTAL	566,817

		Telecommunication Services--0.0%
500		Conestoga Enterprises, Inc.	16,500

		Utilities--0.2%
800		Alliant Energy Corp.	22,016
1,200		Black Hills Corp.	42,492
2,400		DQE, Inc.	42,432
700		Entergy Corp.	30,786
1,700		Kinder Morgan, Inc.	73,525
1,000		NUI Corp. Holding Co.	25,480
1,100		SJW Corp.	88,825

		TOTAL	325,556

		TOTAL SMALL-COMPANY STOCKS	7,485,689

		FOREIGN EQUITY--11.9%
		Australia--0.3%
32,626		BHP Billiton Ltd.	199,383
18,394		News Corp. Ltd.	131,144
7,800		News Corp. Ltd., ADR	227,604

		TOTAL	558,131

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Canada--0.4%
5,800		Alcan Inc.	$223,547
3,500		Barrick Gold Corp.	76,352
13,300		Hudson's Bay Co.	126,260
6,300	[1]	Inco Ltd.	143,332
4,900		Sun Life Financial Services of Canada	113,245
3,392		Talisman Energy, Inc.	150,857

		TOTAL	833,593

		Denmark--0.1%
4,970		Novo Nordisk, Class B	158,656
3,800		TDC AS	99,338

		TOTAL	257,994

		Finland--0.2%
11,260		Nokia Oyj	160,908
4,150		UPM - Kymmene Oyj	162,021

		TOTAL	322,929

		France--1.7%
10,400		Alstom	131,036
17,400	[1]	Arcelor	247,187
4,365		Aventis SA	303,730
6,070		Bouygues SA	179,493
2,550		Casino Guichard Perrachon	209,947
895		Compagnie de Saint Gobain	158,827
28,600		iShares MSCI France Index Fund	531,960
1,495		Pernod Ricard	134,257
9,150		Publicis Groupe	277,406
2,735		Societe Generale	185,839
3,311		TotalFinaElf SA, Class B	516,134
3,550		Valeo SA	157,827
2,080		Vivendi Universal SA	65,275

		TOTAL	3,098,918

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Germany, Federal Republic of--1.0%
1,215		Allianz AG Holding	$273,262
12,100		Deutsche Lufthansa AG	166,131
3,815		E.On AG	198,756
3,384		Henkel KGAA, Pfd.	241,158
25,700		iShares MSCI Germany Index Fund	377,276
4,550		Metro AG	147,465
3,300	[1]	SGL Carbon AG	73,233
3,568		Schering AG	214,880
8,980		ThyssenKrupp AG	145,604
1,835		Volkswagen AG	96,835

		TOTAL	1,934,600

		Hong Kong--0.2%
88,000		Citic Pacific Ltd.	199,132
11,000		Television Broadcasts Ltd.	51,898
35,000		Wharf Holdings Ltd.	82,566

		TOTAL	333,596

		Ireland--0.1%
1,500		DePfa Bank PLC	111,450
50,500		Independent News & Media PLC	102,352

		TOTAL	213,802

		Italy--0.5%
45,400		Arnoldo Mondadori Editore	301,914
24,800		Autostrade SPA	201,520
12,200		iShares MSCI Italy Index Fund	202,032
19,350		Telecom Italia SPA	155,427

		TOTAL	860,893

		Japan--2.1%
15,000		Ajinomoto Co., Inc.	168,580
3,600		Capcom Co. Ltd.	98,320
15,000		Fuji Heavy Industries Ltd.	72,266
128,000		iShares MSCI Japan Index Fund	1,146,880
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Japan--continued
61		Japan Telecom Co. Ltd.	$200,016
24,000		Komatsu Ltd.	86,042
7,000	[1]	Leopalace21 Corp.	48,274
10,000		Marui Co.	137,523
17,000		NGK Insulators	140,246
49,300		Nikko Cordial Corp.	296,296
10,000		Nippon Meat Packers	116,012
12,900		Nomura Securities Co. Ltd.	207,855
7,900	[1]	Sega Corp.	197,301
7,000		Seven-Eleven Japan	304,532
2,700		TDK Corp.	153,353
2,100		Tokyo Electron Ltd	141,776
9,100		Toyota Motor Corp.	248,532
6,000		Yamato Transport Co.	118,429

		TOTAL	3,882,233

		Korea, Republic of--0.2%
14,755		Coreana Cosmetics Co. Ltd.	46,660
6,600		Korea Electric Power Corp.	136,968
470		Samsung Electronics Co.	132,373

		TOTAL	316,001

		Netherlands--1.0%
12,225	[1]	ASM Lithography Holding NV	233,615
8,260		ING Groep NV	218,407
15,900		iShares MSCI Netherlands Index Fund	283,974
19,050		KPN NV	83,626
6,951		Koninklijke (Royal) Philips Electronics NV	216,451
2,800		Royal Dutch Petroleum Co.	156,650
4,220		Unilever NV	277,086
4,900		United Services Group NV	104,804
7,850		Vendex KBB NV	107,192
7,500		Wolters Kluwer NV	155,371

		TOTAL	1,837,176

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Portugal--0.3%
147,221		Banco Comercial Portugues SA	$501,891
17,500	[1]	Telecel - Comunicacoes Pessoais SA	113,761

		TOTAL	615,652

		Russia--0.2%
7,000	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	156,741
2,140		Lukoil Oil Co., ADR	151,454
3,075		RAO Unified Energy System, ADR	42,035
2,010	[1]	Vimpel-Communications	57,667
400		YUKOS Oil Co., ADR	61,858

		TOTAL	469,755

		Singapore--0.3%
30,000		City Developments Ltd.	99,032
228,000		Delgro Corporation Ltd.	285,749
21,000		Singapore Airlines Ltd.	149,219

		TOTAL	534,000

		Spain--0.2%
2,550		Grupo Empresarial Ence SA	40,846
14,031		Telefonica SA	148,479
8,700		Union Electrica Fenosa SA	156,259

		TOTAL	345,584

		Sweden--0.1%
132,000		Rotternos AB	140,869

		Switzerland--0.7%
5,210		Credit Suisse Group	192,096
25,800		iShares MSCI Switzerland Index Fund	362,232
7,425		Novartis AG, Registered Shares	318,485
6,200		STMicroelectronics NV, NY Registered Shares	166,780
5,567		UBS AG	290,768

		TOTAL	1,330,361

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Taiwan, Province of China--0.1%
152,000	[1]	Advanced Semiconductor Engineering, Inc.	$123,835
27,000		Asustek Computer, Inc.	89,735

		TOTAL	213,570

		United Kingdom--2.2%
21,984		Amvescap PLC	219,435
48,365		BAE Systems PLC	271,618
8,900		British American Tobacco PLC	106,603
39,700		Carlton Communications PLC	146,605
11,049		Diageo PLC	138,969
4,950		GlaxoSmithKline PLC	101,641
12,000		HSBC Holdings PLC	145,772
17,900		Hanson PLC	135,606
3,900		Imperial Tobacco Group PLC	66,163
73,700		iShares MSCI United Kingdom Index Fund	1,065,702
24,831		Kingfisher PLC	132,279
14,328		Marks & Spencer PLC	79,418
6,000		National Express Group PLC	55,458
10,112		Pearson PLC	125,187
40,915		Rank Group PLC	170,838
54,900		Rentokil Initial PLC	223,210
8,448		Royal Bank of Scotland PLC	245,868
18,150		Sainsbury (J) PLC	100,072
7,350		Six Continents PLC	82,018
122,400		Stagecoach Group PLC	125,754
169,398		Vodafone Group PLC	255,796

		TOTAL	3,994,012

		TOTAL FOREIGN EQUITY	22,093,669

		FUTURES CONTRACTS COLLATERAL--10.7%[3]
17,500,000		United States Treasury Bill, 7/5/2002	17,479,700
2,300,000		United States Treasury Bill, 8/29/2002	2,291,214

		TOTAL FUTURES CONTRACTS COLLATERAL	19,770,914

		TOTAL STOCKS (IDENTIFIED COST $111,176,899)	112,887,633

Principal Amount			Value in U.S. Dollars
		BONDS--38.5%
		TREASURY AND GOVERNMENT SECURITIES--12.6%
		Repurchase Agreement--3.9%[4]
$7,197,000		Greenwich Capital Markets, Inc., 1.780%, dated 5/31/2002, due 6/3/2002	$7,197,000

		U.S. Treasury Securities--8.7%
3,583,000		United States Treasury Bond, 6.125%, 11/15/2027	3,744,020
4,800,000		United States Treasury Bond, 8.875%, 8/15/2017	6,387,984
493,000		United States Treasury Note, 5.750%, 8/15/2003	511,946
245,000		United States Treasury Note, 6.000%, 8/15/2009	262,579
675,000		United States Treasury Note, 6.250%, 2/15/2003	694,696
4,055,000		United States Treasury Note, 6.500%, 10/15/2006	4,422,383

		TOTAL	16,023,608

		TOTAL TREASURY AND GOVERNMENT SECURITIES	23,220,608

		High Yield Securities--2.1%
602,241		High Yield Bond Portfolio	3,920,589

		Mortgage-Backed Securities--11.7%
2,131,124		Federated Mortgage Core Portfolio	21,652,221

		INVESTMENT GRADE CORPORATE BONDS--8.5%
		Air Transportation--0.4%
695,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	670,675

		Automotive--0.2%
300,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	313,176

		Banking--0.8%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	99,920
500,000		Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005	542,180
330,000	[2]	Swedbank, Sub. Note, 7.500%, 11/1/2049	352,117
430,000		U.S. BANK N.A., 6.300%, 2/4/2014	440,041

		TOTAL	1,434,258

		Broadcast Radio & Television--0.3%
500,000		Clear Channel Communications, Sr. Unsecured Note, 7.650%, 9/15/2010	523,020

		Cable Television--0.5%
960,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	995,011
20,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	20,505

		TOTAL	1,015,516

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Education--0.3%
$500,000		Boston University, MTN, 7.625%, 7/15/2097	$505,750

		Finance - Automotive--0.5%
50,000		Ford Motor Credit Co., Unsecured Note, 7.250%, 1/15/2003	50,966
300,000		Ford Motor Credit Co., Note, 6.125%, 4/28/2003	305,208
470,000		General Motors Acceptance Corp., Sr. Note, 5.750%, 11/10/2003	480,702

		TOTAL	836,876

		Financial Intermediaries--1.1%
600,000		Capital One Financial, Note, 7.125%, 8/1/2008	573,000
450,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	474,979
300,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	321,702
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	561,367
150,000		Salomon, Inc., Note, 7.200%, 2/1/2004	158,348

		TOTAL	2,089,396

		Food & Drug Retailers--0.7%
450,000		Kroger Co., Company Guarantee, 7.250%, 6/1/2009	477,671
175,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/1/2008	190,549
540,000		Safeway, Inc., Note, 7.250%, 9/15/2004	574,981

		TOTAL	1,243,201

		Forest Products--0.2%
450,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	460,341

		Insurance--0.1%
250,000	[2]	USF&G Capital III, Company Guarantee, 8.312%, 7/1/2046	248,165

		Leisure & Entertainment--0.3%
450,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	469,251
100,000		Viacom, Inc., Sr. Deb., 8.250%, 8/1/2022	103,728

		TOTAL	572,979

		Metals & Mining--0.3%
275,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	293,813
250,000		Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005	259,528

		TOTAL	553,341

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Oil & Gas--0.4%
$500,000		Apache Finance Property Ltd., Company Guarantee, Sr. Note, 7.000%, 3/15/2009	$518,875
300,000		Occidental Petroleum Corp., Sr. Note, 6.750%, 11/15/2002	305,037

		TOTAL	823,912

		Printing &Publishing--0.4%
360,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	388,127
400,000		Reed Elsevier, Inc., Company Guarantee, 6.750%, 8/1/2011	414,576

		TOTAL	802,703

		Real Estate--0.1%
100,000		SUSA Partnership, LP, Deb., 7.500%, 12/1/2027	101,256

		Retailers--0.2%
300,000		Wal-Mart Stores, Inc., Sr. Unsecured Note, 6.875%, 8/10/2009	325,410

		Sovereign--0.5%
535,000		Colombia, Government of, Note, 7.250%, 2/15/2003	548,375
345,000		Quebec, Province of, Deb., 7.500%, 9/15/2029	391,744

		TOTAL	940,119

		Technology Services--0.3%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	498,495

		Telecommunications & Cellular--0.5%
330,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	318,150
540,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	536,841

		TOTAL	854,991

		Utilities--0.4%
800,000	[2]	Israel Electric Corp. Ltd., Note, 7.950%, 5/30/2011	821,752

		TOTAL INVESTMENT GRADE CORPORATE BONDS	15,635,332

		FOREIGN BONDS--3.6%
		Australian Dollar--0.1%
200,000		New South Wales, State of, 8.000%, 3/1/2008	122,140

		Austrian Schilling--0.0%
100,000		Austria, Government of, Bond, 5.500%, 1/15/2010	95,185

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		British Pound--0.3%
270,000		DaimlerChrysler N.A. Holdings, Company Guarantee, Series EMTN, 7.500%, 12/7/2006	$407,925
130,000		United Kingdom, Government of, Bond, 7.000%, 6/7/2002	190,125

		TOTAL	598,050

		Canadian Dollar--0.1%
400,000		Ontario Hydro, 9.000%, 6/24/2002	262,756

		Danish Krone--0.1%
2,100,000		Denmark, Kingdom of, Note, 4.000%, 11/15/2004	259,495

		Finland Markka--0.2%
300,000		Finland, Government of, Bond, 5.750%, 2/23/2011	288,914

		Deutsche Mark--0.7%
300,000		Germany, Government of, 4.125%, 7/4/2008	269,076
410,000		Germany, Government of, 4.500%, 7/4/2009	371,567
305,000		Germany, Government of, 5.000%, 7/4/2011	282,733
380,000		Germany, Government of, 5.375%, 1/4/2010	362,054

		TOTAL	1,285,430

		Greek Drachma--0.2%
392,663		Greece, Government of, Floating Rate Note, 5.240%, 10/23/2003	366,050

		Hungarian Forint--0.2%
89,670,000		Hungary, Government of, Bond, 7.750%, 4/12/2005	336,309

		Italian Lira--0.5%
585,000		Italy, Government of, Bond, 4.750%, 7/1/2005	548,621
325,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/31/2049	334,700

		TOTAL	883,321

		Japanese Yen--0.4%
43,000,000		DSL Bank, Note, 2.600%, 7/10/2002	347,237
50,000,000		Deutsche Post AG, Sr. Unsub., Series EMTN, 1.750%, 10/7/2009	426,042

		TOTAL	773,279

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Netherlands Guilder--0.2%
350,000		Netherlands, Government of, 5.500%, 1/15/2028	$324,023

		Polish Zloty--0.4%
870,000		Poland, Government of, Bond, 8.500%, 5/12/2006	215,200
1,950,000		Poland, Government of, 10.000%, 6/12/2004	493,624

		TOTAL	708,824

		Portuguese Escudo--0.2%
330,000		Portugal, Government of, 6.625%, 2/23/2007	330,135

		Swedish Krona--0.0%
980,000		Sweden, Government of, 5.000%, 1/15/2004	100,498

		TOTAL FOREIGN BONDS	6,734,409

		TOTAL BONDS (IDENTIFIED COST $69,971,310)	71,163,159

		TOTAL INVESTMENTS (IDENTIFIED COST $181,148,209)[5]	$184,050,792

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2002, these securities amounted to $1,989,209 which represents 1.1% of net assets.

3 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open index futures contracts was $18,967,225 at May 31, 2002.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $181,148,209. Cost for federal tax purposes is $181,293,663. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,757,129 which is comprised of $18,872,653 appreciation and $16,115,524 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($184,991,651) at May 31, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $181,148,209)		$184,050,792
Cash		467
Cash denominated in foreign currency (identified cost $98,906)		101,496
Income receivable		835,074
Receivable for daily variation margin		950
Receivable for investments sold		274,135
Receivable for shares sold		4,955
Net receivable for foreign currency exchange contracts		162

TOTAL ASSETS		185,268,031

Liabilities:
Payable for investments purchased	$189,517
Payable for shares redeemed	1,100
Income distribution payable	64
Accrued expenses	85,699

TOTAL LIABILITIES		276,380

Net assets for 17,427,976 shares outstanding		$184,991,651

Net Assets Consist of:
Paid in capital		$196,667,745
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,354,656
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(14,124,333)
Undistributed net investment income		93,583

TOTAL NET ASSETS		$184,991,651

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$115,954,657 ÷ 10,910,915 shares outstanding		$10.63

Select Shares:
$69,036,994 ÷ 6,517,061 shares outstanding		$10.59

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $33,485)			$1,688,880
Interest (net of foreign taxes withheld of $1,271)			1,499,856

TOTAL INCOME			3,188,736

Expenses:
Investment adviser fee		$736,439
Administrative personnel and services fee		77,288
Custodian fees		50,863
Transfer and dividend disbursing agent fees and expenses		80,910
Directors'/Trustees' fees		1,866
Auditing fees		7,942
Legal fees		2,749
Portfolio accounting fees		38,786
Distribution services fee--Select Shares		270,856
Shareholder services fee--Institutional Shares		155,194
Shareholder services fee--Select Shares		90,285
Share registration costs		11,979
Printing and postage		18,460
Insurance premiums		786
Miscellaneous		1,964

TOTAL EXPENSES		1,546,367

Waivers:
Waiver of distribution services fee--Select Shares	$(90,285)
Waiver of shareholder services fee--Institutional Shares	(124,155)

TOTAL WAIVERS		(214,440)

Net expenses			1,331,927

Net investment income			1,856,809

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(3,080,486)
Net realized gain on futures contracts			556,193
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(2,822,624)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(5,346,917)

Change in net assets resulting from operations			$(3,490,108)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,856,809	$5,548,783
Net realized loss on investments, foreign currency transactions and futures contracts	(2,524,293)	(14,230,372)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(2,822,624)	(4,170,297)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,490,108)	(12,851,886)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,157,258)	(3,699,268)
Select Shares	(420,155)	(1,633,426)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	--	(6,937,266)
Select Shares	--	(3,844,595)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,577,413)	(16,114,555)

Share Transactions:
Proceeds from sale of shares	24,049,324	55,969,048
Net asset value of shares issued to shareholders in payment of distributions declared	1,254,746	13,453,195
Cost of shares redeemed	(37,050,533)	(89,741,053)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,746,463)	(20,318,810)

Change in net assets	(16,813,984)	(49,285,251)

Net Assets:
Beginning of period	201,805,635	251,090,886

End of period (including undistributed net investment income of $93,583 and $27,887, respectively)	$184,991,651	$201,805,635

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.91	$12.33	$13.55	$13.15	$13.10	$12.23
Income From Investment Operations:
Net investment income	0.12 [2]	0.29	0.39 [3]	0.35	0.35	0.38
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.30)[2]	(0.89)	(0.64)	1.00	0.92	1.19

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	(0.60)	(0.25)	1.35	1.27	1.57

Less Distributions:
Distributions from net investment income	(0.10)	(0.30)	(0.36)	(0.35)	(0.34)	(0.40)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)

TOTAL DISTRIBUTIONS	(0.10)	(0.82)	(0.97)	(0.95)	(1.22)	(0.70)

Net Asset Value, End of Period	$10.63	$10.91	$12.33	$13.55	$13.15	$13.10

Total Return[4]	(1.67)%	(5.17)%	(2.19)%	11.00%	10.56%	13.39%

Ratios to Average Net Assets:

Expenses	1.10%[5]	1.09%	1.07%	1.06%	1.07%	1.05%

Net investment income	2.15%[2,5]	2.70%	2.89%	2.69%	2.67%	3.07%

Expense waiver/reimbursement[6]	0.20%[5]	0.20%	0.20%	0.20%	0.20%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$115,955	$125,741	$161,366	$168,702	$173,514	$163,519

Portfolio turnover	10%	36%	72%	113%	111%	136%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 2.18% to 2.15%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2002	2001	2000	1999 [1]	1998	1997
Net Asset Value, Beginning of Period	$10.87	$12.29	$13.51	$13.11	$13.06	$12.20
Income From Investment Operations:
Net investment income	0.07 [2]	0.23	0.30 [3]	0.26	0.26	0.30
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.29)[2]	(0.91)	(0.64)	1.00	0.92	1.18

TOTAL FROM INVESTMENT OPERATIONS	(0.22)	(0.68)	(0.34)	1.26	1.18	1.48

Less Distributions:
Distributions from net investment income	(0.06)	(0.22)	(0.27)	(0.26)	(0.25)	(0.32)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts	--	(0.52)	(0.61)	(0.60)	(0.88)	(0.30)

TOTAL DISTRIBUTIONS	(0.06)	(0.74)	(0.88)	(0.86)	(1.13)	(0.62)

Net Asset Value, End of Period	$10.59	$10.87	$12.29	$13.51	$13.11	$13.06

Total Return[4]	(2.02)%	(5.89)%	(2.87)%	10.26%	9.80%	12.56%

Ratios to Average Net Assets:

Expenses	1.80%[5]	1.79%	1.77%	1.76%	1.77%	1.75%

Net investment income	1.45%[2,5]	2.00%	2.19%	1.99%	2.00%	2.37%

Expense waiver/reimbursement[6]	0.25%[5]	0.25%	0.25%	0.25%	0.25%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,037	$76,065	$89,725	$95,824	$88,588	$72,746

Portfolio turnover	10%	36%	72%	113%	111%	136%

1 Beginning with the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Effective December 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002 there was no impact to net investment income per share, or net realized gain/loss per share, but the ratio of net investment income to average net assets decreased from 1.48% to 1.45%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to provide total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purpose as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Effective December 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001		For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$(213,700)	$(213,700)	$(27,301)	$(68,246)	$95,547

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $11,069,114, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2002, the Fund had net realized gains of $556,193 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	57 Russell 2000 Index Futures	Long	$(275,100)

June 2002	19 S&P 500 Index Futures	Long	$(284,952)

TOTAL UNREALIZED DEPRECIATION			$(560,052)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2002, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:

6/3/2002	20,167 Euro Dollars	$18,987	$18,836	$(151)

Contracts Sold:

6/4/2002	5,099,780 Japanese Yen	$41,399	$41,086	$ 313

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 162

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,785,152	$19,415,728	2,994,535	$34,595,112
Shares issued to shareholders in payment of distributions declared	80,536	875,909	713,575	8,318,442
Shares redeemed	(2,484,378)	(26,868,780)	(5,267,410)	(60,619,303)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(618,690)	$(6,577,143)	(1,559,300)	$(17,705,749)

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	430,169	$4,633,596	1,861,042	$21,373,936
Shares issued to shareholders in payment of distributions declared	34,888	378,837	439,918	5,134,753
Shares redeemed	(944,652)	(10,181,753)	(2,607,136)	(29,121,750)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(479,595)	$(5,169,320)	(306,176)	$(2,613,061)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,098,285)	$(11,746,463)	(1,865,476)	$(20,318,810)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$18,156,512

Sales	$50,628,826

Sales of long-term U.S. government securities for the six months ended May 31, 2002, were $3,000,246.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2002, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Automobiles & Components	0.3%
Banking	1.7%
Capital Goods	0.5%
Commercial Services & Supplies	0.2%
Communications Equipment	0.0%
Consumer Durables & Apparel	0.1%
Diversified Financials	2.8%
Energy	0.6%
Finance	0.2%
Food & Drug Retailing	0.3%
Food, Beverage & Tobacco	0.5%
Food Products	0.3%
Forest Products	0.3%
Hotels, Restaurants & Leisure	0.1%
Household & Personal Products	0.2%
Insurance	0.2%
Materials	0.9%
Media	0.9%
Metals & Mining	0.2%
Oil & Gas	0.9%
Pharmaceuticals & Biotechnology	0.6%
Real Estate	0.1%
Retailing	0.4%
Software & Services	0.1%
Sovereign Government	3.1%
State/Provincial Government	0.1%
Technology Hardware & Equipment	0.8%
Telecommunication Services	0.7%
Transportation	0.6%
Utilities	0.7%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00515-01 (7/02)